[LOGO] KEMPER FUNDS

Kemper Global and
International Funds


PROSPECTUS March 1, 1999, as revised November 10, 1999


KEMPER GLOBAL AND INTERNATIONAL FUNDS
222 South Riverside Plaza, Chicago, Illinois 60606 (800) 621-1048



This  prospectus   describes  a  choice  of  funds  managed  by  Scudder  Kemper
Investments, Inc.



Growth Fund Of Spain

Kemper Asian Growth Fund

Kemper Emerging Markets Growth Fund

Kemper Emerging Markets Income Fund



Kemper Global Blue Chip Fund

Global Discovery Fund

Kemper Global Income Fund

Kemper International Fund

Kemper International Growth And Income Fund

Kemper Latin America Fund


Mutual funds:

o    are not FDIC-insured

o    have no bank guarantees

o    may lose value

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

FOREIGN INVESTING

INVESTMENT APPROACH

The funds described in this prospectus invest primarily in non-U.S. issuers. Each fund has its own investment objective, investment strategy and risk profile.

PRINCIPAL RISK FACTORS

There are market and investment risks with any security and the value of an investment in the funds will fluctuate over time and it is possible to lose money invested in the funds.

Stock Market. Each stock fund's returns and net asset value will go up and down. Stock market movements will affect the funds' share prices on a daily basis. Declines in value are possible both in the overall stock market and in the types of securities held by the funds.

Bond Market. When interest rates rise, the price of bonds typically falls in proportion to their duration. It is also possible that bonds in the funds' portfolio could be downgraded in credit rating or go into default.

Duration, a measurement based on the estimated pay-back period or duration of a bond (or portfolio of bonds), is the most widely used gauge of sensitivity to interest rate change. Like maturity, duration is expressed in years. The longer a fund's duration, the more sharply its share price is likely to rise or fall when interest rates change.

Portfolio Strategy. The portfolio managers' skill in choosing appropriate investments for the funds will determine in large part the funds' ability to achieve their respective investment objectives.

Foreign Securities. Foreign investments, particularly investments in emerging markets, carry added risks due to inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates.

ABOUT THE FUNDS

GROWTH FUND OF SPAIN

Investment objective

Growth Fund Of Spain seeks long-term capital appreciation. Unless otherwise indicated, the fund's investment objective and policies are fundamental and cannot be changed without a vote of shareholders.

Main investment strategies

The fund seeks to achieve its objective by investing primarily in equity securities of Spanish companies. A company is deemed to be Spanish if it is:

o    organized under the laws of Spain; or

o    traded in the Spanish securities markets and doing business in Spain.

Under normal market conditions, at least 65% of the fund's total assets will be invested in equity securities of Spanish companies. The fund may invest up to 25% of its total assets in unlisted equity and debt securities, including convertible debt securities, and in other securities that are not readily marketable, a significant portion of which may be considered illiquid. The fund may invest up to 35% of its total assets in investment-grade fixed income securities denominated in Pesetas or U.S. dollars.

As an operating policy the investment manager intends to evaluate investment opportunities throughout the Iberian Peninsula (i.e., Spain and Portugal). As a matter of non-fundamental policy, the fund may invest up to 35% of its total assets in equity securities of companies other than Spanish companies, and may focus such investments in whole or in part in equity securities of companies organized under the laws of Portugal or traded in the Portuguese securities markets and doing business in Portugal.

In selecting its investments, the fund will look for companies with (i) strong and sustainable earnings growth, (ii) solid management and (iii) reasonable stock market valuations.

A stock is typically sold when, in the opinion of the portfolio manager, (i) the stock has reached its fair market value, (ii) a company's fundamentals have deteriorated or (iii) the fund's portfolio is too heavily weighted in a particular industry or sector.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Other investments

To a more limited extent, the fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance, including, but not limited to, options, futures and other derivatives (financial instruments that derive their value from other securities or commodities, or that are based on indices).

Risk management strategies

The fund may, but is not required to, use certain derivatives in an attempt to manage risk. The use of derivatives could magnify losses.

For temporary defensive purposes, the fund may vary from its investment objective and may invest, without limit, in high quality debt instruments, such as U.S. and Spanish government securities. In such a case, the fund would not be pursuing, and may not achieve, its investment objective. The fund may also at any time invest funds in U.S. dollar-denominated money market instruments as reserves for expenses and dividends and other distributions to shareholders.

Main risks

The fund's principal risks are associated with investing in the stock market, the investment manager's skill in managing the fund's portfolio and foreign securities. You will find a discussion of these risks under "Foreign Investing" at the front of this prospectus.

The securities markets of Spain and Portugal have substantially less volume than the securities markets of the U.S. and securities of some companies in Spain and Portugal are less liquid and more volatile than securities of comparable U.S. companies. Accordingly, these markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the U.S.

Because the fund is non-diversified, the fund may invest a relatively high percentage of its assets in a limited number of issuers. Accordingly, the fund's investment returns are more likely to be impacted by changes in the market value and returns of any one portfolio holding.

Past performance

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed from year to year and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

The fund is the successor entity to The Growth Fund of Spain, Inc., a closed-end fund whose shares were exchanged for Class A shares of the fund in connection with a reorganization transaction completed on December 11, 1998. The information provided in the chart is for The Growth Fund of Spain, Inc. through December 11, 1998 and for the fund's Class A shares thereafter, and does not reflect sales charges, which reduce return. Open-end funds generally have higher expenses than closed-end funds and, accordingly, the fund expects that its expense ratio will be higher than that of its predecessor. Expenses adversely affect performance.

Total returns for years ended December 31

THE PRINTED DOCUMENT CONTAINS A BAR CHART HERE.

CHART DATA:

--------------------------------------------------------------------------------
15.82%    -23.48%   28.79%     2.26%       22.11%    31.12%     19.47%    49.85%





1991     1992        1993        1994       1995      1996      1997        1998
--------------------------------------------------------------------------------

For the periods included in the bar chart, the fund's highest return for a calendar quarter was 32.17% (the first quarter of 1998), and the fund's lowest return for a calendar quarter was -21.84% (the third quarter of 1992).

Average Annual Total Returns

For periods ended
December 31, 1998         Class A^+++   Class B     Class C       IBEX 35 Index
-----------------         ---------     -------     -------       -------------

 One Year                  41.21%        --          --             47.47%

 Five Years                22.52%        --          --             25.23%

 Ten Years                   --          --          --                --

 Since Class Inception*    13.19%      3.22%**     6.44%**            ***

-----------

^+++ The  information  provided  is for The Growth Fund of Spain,  Inc.  through
     December 11, 1998 and for the fund's Class A shares thereafter, and assumes deduction of the Class A sales charge.

* Inception date for Class A shares is 2/14/90, which was the inception date for the fund's predecessor, The Growth Fund of Spain, Inc., and for Class B and C shares is 12/14/98.

**   Aggregate returns.

*** Index return for the life of each class: 14.82% (2/14/90) for Class A shares, and 4.65% (12/14/98) for Class B and C shares.

The  IBEX 35  Index is a  capitalization-weighted  index  of the 35 most  liquid
Spanish stocks traded on the continuous markets. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges.

Fee and expense information

The following information is designed to help you understand the costs of investing in the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Choosing a share class -- Special features sections of this prospectus.


--------------------------------------------------------------------------------
Shareholder fees: Fees paid directly from your investment.
--------------------------------------------------------------------------------
                                              Class A      Class B      Class C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                     5.75%        None         None
   Imposed on Purchases (as % of
   offering price)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge                   None^(1)       4%           1%
   (Load) (as % of redemption proceeds)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                     None         None         None
   Imposed on Reinvested
   Dividends/Distributions
--------------------------------------------------------------------------------
Redemption Fee (as % of amount                  2.00%*      2.00%*       2.00%*
   redeemed, if applicable)
--------------------------------------------------------------------------------
Exchange Fee                                    None         None         None
--------------------------------------------------------------------------------
Annual fund operating expenses: Expenses that are deducted from fund assets**
--------------------------------------------------------------------------------
Management Fee                                 0.75%        0.75%        0.75%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                       None        0.75%        0.75%
--------------------------------------------------------------------------------
Other Expenses                                 1.10%        1.35%        1.30%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses           1.85%        2.85%        2.80%
--------------------------------------------------------------------------------

* A 2% redemption fee, which is retained by the fund, is imposed upon redemptions or exchanges of shares held less than one year, with limited exceptions. See "Redemption Fee."

** The fund was reorganized from a closed-end fund to an open-end fund in December 1998. The fees and expenses of open-end funds are, in many cases, higher than those of closed-end funds. Accordingly, the expense ratios shown above are estimated, based on the fund's current fee schedule and expenses incurred by the fund during its most recent fiscal year, for the fund's current fiscal year ending on October 31, 1999. The actual expenses for each class of shares in future years may be more or less than the numbers in the tables above, depending on a number of factors, including changes in actual value of the fund's assets represented by each class of shares.

^(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase and 0.50% if redeemed during the second year of purchase.

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

Fees and expenses if you sold your shares after:

                         Class A              Class B               Class C
                         -------              -------               -------

 1 Year                      $941                 $888                 $583

 3 Years                   $1,123               $1,183                 $868

 5 Years                   $1,518               $1,704               $1,479


 10 Years                  $2,619               $2,826               $3,128




Fees and expenses if you did not sell your shares:

                         Class A              Class B               Class C
                         -------              -------               -------

 1 Year                      $752                 $288                 $283

 3 Years                   $1,123                 $883                 $868

 5 Years                   $1,518               $1,504               $1,479


 10 Years                  $2,619               $2,826               $3,128

KEMPER ASIAN GROWTH FUND

INVESTMENT OBJECTIVE

Kemper Asian Growth Fund seeks long-term capital growth. Unless otherwise indicated, the fund's investment objective and policies may be changed without a vote of shareholders.

Main investment strategies

The fund seeks to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities of Asian companies.

Under normal circumstances the fund will invest at least 85% of its total assets in equity securities of Asian companies. The fund considers an issuer of securities to be an Asian company if:

o the company is organized under the laws of an Asian country and has a principal office in an Asian country;

o the company derives 50% or more of its total revenues from business in Asia; or

o the company's equity securities are traded principally on a stock exchange in Asia.

Furthermore, the fund will invest at least 65% of its total assets in securities of Asian companies which satisfy at least one of the first two criteria described above.

The fund invests principally in developing or emerging countries. The fund may invest without limit in emerging Asian countries, such as China, Indonesia, Korea, Malaysia, Philippines, Thailand and Taiwan. The fund may also invest without limit in developed Asian countries, such as Japan and Singapore. However, the fund will only invest in Japan when economic conditions warrant, and then only in limited amounts. From time to time, the fund may have 40% or more of its total assets invested in any major Asian industrial or developed country.

The fund's investment manager determines the appropriate distribution of investments among various Asian countries and geographic regions by considering numerous factors, including the following, among other things:

o    prospects for relative economic growth of Asian countries;

o    expected levels of inflation;

o    relative price levels of the various capital markets;

o    government policies influencing business conditions;

o    the outlook for currency relationships; and

o the range of individual investment opportunities available to investors in Asian companies.

In  selecting  its  investments,  the  fund  will  look for  companies  with (i)
identifiable   market  niches,  (ii)  clean  balance  sheets  and  (iii)  strong valuations.

A stock is typically sold when, in the opinion of the portfolio manager, (i) the stock has reached its fair market value, (ii) a company's fundamentals have deteriorated and (iii) the fund's portfolio is too heavily weighted in a particular industry or sector.

Because the fund may engage in active and frequent trading of portfolio securities, the fund may have higher transaction costs which would lower the fund's performance over time. In addition, shareholders may incur taxes on any realized capital gains.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Other investments

To a more limited extent, the fund may, but is not required to, invest in the following:

The fund may invest in other types of securities including, but not limited to, equity securities of non-Asian companies, bonds, notes, and other debt securities of domestic or foreign companies and obligations of domestic or foreign governments and their political subdivisions. The fund does not currently intend to invest more than 5% of its net assets in debt securities.

The fund considers Asian equity securities to include shares of closed-end management investment companies, the assets of which are invested primarily in equity securities of Asian companies and depository receipts where the underlying or deposited securities are equity securities of Asian companies.

The fund may utilize other investments and investment techniques that may impact fund performance, including, but not limited to, options, futures and other derivatives (financial instruments that derive their value from other securities or commodities, or that are based on indices).

Risk management strategies

The fund may, but is not required to, use certain derivatives in an attempt to manage risk. The use of certain derivatives could magnify losses.

For temporary defensive purposes, the fund may invest up to 100% of its assets in high-grade debt securities, cash and cash equivalents. In such a case, the fund would not be pursuing, and may not achieve, its investment objective.

Main risks

The fund's principal risks are associated with investing in the stock market, the investment manager's skill in managing the fund's portfolio and foreign securities. You will find a discussion of these risks under "Foreign Investing" at the front of this prospectus.

The fund invests primarily in one geographic region. Common economic forces and other factors may affect investments in a single region, even though a number of different countries within a region may be represented within the fund. Factors affecting Asian investments may present a greater risk to the fund than investments in a more geographically diversified fund.

The fund expects to trade securities actively. This strategy could increase transaction costs and reduce performance.

Past performance

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed from year to year and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

The information provided in the chart is for Class A shares, and does not reflect sales charges, which reduce return.

Total returns for years ended December 31

THE PRINTED DOCUMENT CONTAINS A BAR CHART HERE.

CHART DATA:

--------------------------------------------------------------------------------
                     -34.60%                           -19.02%





                      1997                              1998
--------------------------------------------------------------------------------

For the periods included in the bar chart, the fund's highest return for a calendar quarter was 19.46% (the fourth quarter of 1998), and the fund's lowest return for a calendar quarter was -33.05% (the second quarter of 1998).

Average Annual Total Returns
                                                                MSCI All Country
For periods ended                                                 Asia Free
December 31, 1998         Class A      Class B     Class C      Ex-Japan Index
-----------------         -------      -------     -------      --------------

One Year                 -23.70%      -22.37%     -20.06%          -4.82%

Five Years                  --            --           --            --

Ten Years                   --            --           --            --

Since Class              -25.10%      -24.90%     -23.77%             *
Inception**

-----------

* Index returns for the life of each class: -26.49% (11/30/96) for Class A, B, and C, respectively.

**   Inception date for Class A, B and C shares is 10/21/96.

The Morgan Stanley Capital International All Country Asia Free Ex-Japan Index is a capitalized weighted index that is representative of the equity securities for the following countries: Hong Kong, Indonesia, Korea (at 20%), Malaysia, Philippines free, Singapore free and Thailand. Index returns assume reinvestment of dividends and unlike the fund's returns, do not reflect any fees, expenses, or sales charges.

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Choosing a share class -- Special features sections of this prospectus.


--------------------------------------------------------------------------------
Shareholder fees: Fees paid directly from your investment.
--------------------------------------------------------------------------------
                                               Class A       Class B     Class C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                      5.75%        None         None
   Imposed on Purchases (as % of
   offering price)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge                    None^(1)       4%           1%
   (Load) (as % of redemption proceeds)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                      None         None         None
   Imposed on Reinvested
   Dividends/Distributions
--------------------------------------------------------------------------------
Redemption Fee (as % of amount                   None         None         None
   redeemed, if applicable)
--------------------------------------------------------------------------------
Exchange Fee                                     None         None         None
--------------------------------------------------------------------------------
Annual fund operating expenses: Expenses that are deducted from fund assets.
--------------------------------------------------------------------------------
Management Fee                                  0.85%         0.85%       0.85%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                       None          0.75%       0.75%
--------------------------------------------------------------------------------
Other Expenses                                  1.80%         2.69%       2.96%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses            2.65%         4.29%       4.56%
--------------------------------------------------------------------------------
Expense Reimbursement                           0.85%         1.51%       1.85%
--------------------------------------------------------------------------------
Net Annual Operating Expenses*                  1.80%         2.78%       2.71%
--------------------------------------------------------------------------------

* By contract, total annual fund operating expenses are capped at 1.80% for Class A shares, 2.78% for Class B shares, and 2.71% for Class C shares through February 29, 2000.


^(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase and 0.50% if redeemed during the second year of purchase.

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above
(including one year of capped expenses). It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

Fees and expenses if you sold shares after:

                         Class A              Class B               Class C
                         -------              -------               -------

 1 Year                      $747                 $681                 $374

 3 Years                   $1,275               $1,404               $1,211

 5 Years                   $1,828               $2,260               $2,156

 10 Years                  $3,328               $3,689               $4,556




Fees and expenses if you did not sell your shares:



                         Class A              Class B               Class C
                         -------              -------               -------


 1 Year                      $747                 $281                 $274

 3 Years                   $1,275               $1,164               $1,211

 5 Years                   $1,828               $2,000               $2,156

 10 Years                  $3,328               $3,689               $4,556

KEMPER EMERGING MARKETS GROWTH FUND

INVESTMENT OBJECTIVE

Kemper Emerging Markets Growth Fund seeks long-term growth of capital. Unless otherwise indicated, the fund's investment objective and policies may be changed without a vote of shareholders.

Main investment strategies

The fund seeks to achieve its investment objective through equity investment in emerging markets around the globe. Normally, at least 65% of the fund's total assets will be invested in the equity securities of emerging market issuers.

The investment manager takes a top-down approach to evaluating investments for the fund, using extensive fundamental and field research. The process begins with a study of the economic fundamentals of each country and region, as well as an examination of regional themes such as growing trade, increases in direct foreign investment and deregulation of capital markets. Understanding regional themes allows the investment manager to identify industries and companies that the investment manager believes are most likely to benefit from the political, social and economic changes taking place in a given region of the world.

Within a market, the investment manager looks for, among other things, individual companies with exceptional business prospects, which may be due to market dominance, unique franchises, high growth potential, or innovative services, products or technologies. The investment manager seeks to identify companies with favorable potential for appreciation through growing earnings or greater market recognition over time. While these companies may be among the largest in their local markets, they may be small by the standards of U.S. stock market capitalization.

A stock is typically sold when, in the opinion of the portfolio manager (i) the stock has reached its fair market value and its appreciation is limited, (ii) a company's fundamentals have deteriorated, (iii) the fund's portfolio is too heavily weighted in a particular industry or sector, and (iv) country risk outweighs probable return.

The fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any of the following: the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities.

The investment manager may pursue investment opportunities in Asia, Africa, Latin America, the Middle East and the developing countries of Europe, primarily in Eastern Europe. The fund deems an issuer to be located in an emerging market if:

o    the issuer is organized under the laws of an emerging market country;

o    the issuer's principal  securities trading market is in an emerging market;
     or

o at least 50% of the issuer's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years is derived (directly or indirectly through subsidiaries) from assets or activities located in emerging markets.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Other investments

To a more limited extent, the fund may, but is not required to, invest in the following:

The fund may invest up to 35% of its total assets in emerging market and domestic debt securities which may be below investment-grade or unrated if the investment manager determines that capital appreciation of debt securities is likely to equal or exceed the capital appreciation of equity securities.

Under normal market conditions, the fund may invest up to 35% of its total assets in equity securities of issuers in the U.S. and other developed markets.

The fund may invest in closed-end investment companies investing primarily in the emerging markets. Such closed-end company investments will generally only be made when market access or liquidity considerations restricts direct investment in the market.

The fund may utilize other investments and investment techniques that may impact fund performance, including, but not limited to, options, futures and other derivatives (financial instruments that derive their value from other securities or commodities, or that are based on indices).

Risk management strategies

The fund may, but is not required to, use certain derivatives in an attempt to manage risk. The use of certain derivatives could magnify losses.

For temporary defensive purposes, the fund may hold, without limit, debt instruments, as well as cash and cash equivalents, including foreign and domestic money market instruments, short-term government and corporate obligations, and repurchase agreements. In such a case, the fund would not be pursuing, and may not achieve, its investment objective.

Main risks

The fund's principal risks are associated with investing in the stock market, the investment manager's skill in managing the fund's portfolio and foreign securities. You will find a discussion of these risks under "Foreign Investing" at the front of this prospectus.

Because the fund is non-diversified, the fund may invest a relatively high percentage of its assets in a limited number of issuers. Accordingly, the fund's investment returns are more likely to be impacted by changes in the market value and returns of any one portfolio holding.

Past performance

Because this is a new fund, it did not have a full calendar year of performance to report as of the date of this prospectus.

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Choosing a share class -- Special features sections of this prospectus.


--------------------------------------------------------------------------------
Shareholder fees: Fees paid directly from your investment.
--------------------------------------------------------------------------------
                                               Class A      Class B      Class C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed             5.75%         None        None
   on Purchases (as % of offering price)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge                  None^(1)         4%          1%
   (Load) (as % of redemption proceeds)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed             None          None        None
   on Reinvested Dividends/Distributions
--------------------------------------------------------------------------------
Redemption Fee (as % of amount                  None          None        None
   redeemed, if applicable)
--------------------------------------------------------------------------------
Exchange Fee                                    None          None        None
--------------------------------------------------------------------------------
Annual fund operating expenses: Expenses that are deducted from fund assets.
--------------------------------------------------------------------------------
Management Fee                                 1.25%         1.25%        1.25%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                       None         0.75%        0.75%
--------------------------------------------------------------------------------
Other Expenses                                21.13%        22.06%       22.03%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses          22.38%        24.06%       24.03%
--------------------------------------------------------------------------------
Expense Reimbursement                         20.10%        20.88%       20.88%
--------------------------------------------------------------------------------
Net Annual Operating Expenses*                 2.28%         3.18%        3.15%
--------------------------------------------------------------------------------

* By contract, total annual fund operating expenses are capped at 2.28% for Class A shares, 3.18% for Class B shares, and 3.15% for Class C shares through February 29, 2000.


^(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase and 0.50% if redeemed during the second year of purchase.

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above
(including one year of capped expenses). It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

Fees and expenses if you sold shares after:

                         Class A              Class B               Class C
                         -------              -------               -------

 1 Year                      $793                 $721                 $418

 3 Years                   $4,406               $4,631               $4,326

 5 Years                   $6,872               $7,158               $6,953

 10 Years                 $10,134              $10,131              $10,214


Fees and expenses if you did not sell your shares:

                         Class A              Class B               Class C
                         -------              -------               -------

 1 Year                      $793                 $321                 $318

 3 Years                   $4,406               $4,331               $4,326

 5 Years                   $6,872               $6,958               $6,953

 10 Years                 $10,134              $10,131              $10,214

KEMPER EMERGING MARKETS INCOME FUND

INVESTMENT OBJECTIVES

Kemper Emerging Markets Income Fund has dual investment objectives. The fund's primary investment objective is to provide investors with high current income. As a secondary investment objective, the fund seeks long-term capital appreciation. Unless otherwise indicated, the fund's investment objectives and policies may be changed without a vote of shareholders.

Main investment strategies

In  pursuing  its  investment   objectives,   the  fund  invests   primarily  in
high-yielding debt securities issued by governments and corporations in emerging markets.

The fund can invest entirely in high yield/high risk bonds (also called "junk" bonds). The fund invests in lower quality securities of emerging market issuers, some of which have defaulted in the past on certain of their financial obligations. The fund's weighted average maturity may vary from period to period.

In seeking high current income and, secondarily, long-term capital appreciation, the fund invests, under normal market conditions, at least 65% of its total assets in debt securities issued by governments, government-related entities and corporations in emerging markets, or in debt securities, the return on which is derived primarily from emerging markets.

The fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any of the following: the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities.

The investment manager may pursue investment opportunities in Asia, Africa, Latin America, the Middle East and the developing countries of Europe, primarily in Eastern Europe. The fund deems an issuer to be located in an emerging market if:

o    The issuer is organized under the laws of an emerging market country;

o    The issuer's principal  securities trading market is in an emerging market;
     or

o At least 50% of the issuer's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years is derived (directly or indirectly from subsidiaries) from assets or activities located in emerging markets.

The portfolio manager seeks to buy securities of companies with good credit, strong fundamentals and strong valuations, and conversely, to sell securities which cannot meet these criteria.

In an attempt to reduce or eliminate currency risk, the debt securities in which the fund invests are exclusively U.S. dollar-denominated debt securities, or foreign currency denominated debt securities that are fully hedged back into the U.S. dollar.

Because the fund may engage in active and frequent trading of portfolio securities, the fund may have higher transaction costs which would lower the fund's performance over time. In addition, shareholders may incur taxes on any realized capital gains.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Other investments

To a more limited extent, the fund may, but not required to, invest in the following:

The fund may invest up to 35% of its total assets in securities other than debt obligations issued in emerging markets. These holdings include debt securities and money market instruments issued by corporations and governments based in developed markets.

The fund may invest up to 20% of its total assets in U.S. fixed income instruments which may be below investment-grade.

The fund may acquire shares of closed-end investment companies that invest primarily in emerging market debt securities.

The fund is authorized to borrow from banks and other entities in an amount equal to up to 20% of the fund's total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowing, and may use proceeds of the borrowings for investment purposes. Borrowing creates leverage, which is a speculative characteristic.

The fund may utilize other investments and investment techniques that may impact fund performance, including, but not limited to options, futures and other derivatives (financial instruments that derive their value from other securities or commodities, or that are based on indices).

Risk management strategies

The fund may, but is not required to, use certain derivatives in an attempt to manage risk. The use of certain derivatives could magnify losses.

The fund will not commit more than 40% of its total assets to issuers in a single country.

For temporary defensive purposes, the fund may invest without limit in U.S. debt securities, including short-term money market securities. In such a case, the fund would not be pursuing, and may not achieve, its investment objective.

Main risks

The fund's principal risks are associated with investing in the bond market, the investment manager's skill in managing the fund's portfolio and foreign securities. You will find a discussion of these risks under "Foreign Investing" at the front of this prospectus.

The fund invests in emerging securities markets that may have substantially less volume and are subject to less government supervision than U.S. securities markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. In addition, there is less regulation of securities exchanges, securities dealers, and listed and unlisted companies in emerging markets than in the U.S.

Emerging markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have not kept pace with the volume of securities transactions. Certain emerging markets require prior governmental approval of the type and/or amount of investments by foreign persons.

Issuers whose bonds are below investment-grade may be in impaired financial condition and may be affected by stock market shifts. The prices of their bonds, therefore, tend to change based on stock market movements to a greater degree than investment-grade bond prices.

Because the fund is non-diversified, the fund may invest a relatively high percentage of its assets in a limited number of issuers. Accordingly, the fund's investment returns are more likely to be impacted by changes in the market value and returns of any one portfolio holding.

The fund expects to trade securities actively. This strategy could increase transaction costs and reduce performance.

Past performance

The chart and table below provide some indication of the risks of investing in the fund by comparing the fund's performance to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

The information provided in the chart is for Class A shares, and does not reflect sales charges, which reduce return.

Total returns for years ended December 31

THE PRINTED DOCUMENT CONTAINS A BAR CHART HERE.

CHART DATA:

--------------------------------------------------------------------------------
                                     -36.38%





                                      1998
--------------------------------------------------------------------------------

For the period included in the bar chart, the fund's highest return for a calendar quarter was 10.31% (the fourth quarter of 1998), and the fund's lowest return for a calendar quarter was -38.46% (the second quarter of 1998).

Average Annual Total Returns

 For periods ended                                                 JP Morgan
 December 31, 1998        Class A      Class B     Class C        EMBI+ Index
 -----------------        -------      -------     -------        -----------

 One Year*                -39.20%      -38.78%     -36.96%          -14.35%

 Five Years                  --            --           --            --

 Ten Years                   --            --           --            --

-----------

*    Inception date for Class A, B and C shares is 12/31/97.

The unmanaged JP Morgan Emerging Markets Bond Index Plus (EMBI+) tracks total returns for traded external debt instruments in the emerging markets. Included in the index are U.S. dollar and other external-currency-denominated Brady bonds, loans, Eurobonds, and local market instruments. Index returns assume reinvestment of dividends and unlike the fund's returns, do not reflect any fees, expenses or sales charges.

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Choosing a share class -- Special features sections of this prospectus.


--------------------------------------------------------------------------------
Shareholder fees: Fees paid directly from your investment.
--------------------------------------------------------------------------------
                                              Class A      Class B      Class C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                     4.5%         None         None
   Imposed on Purchases (as % of
   offering price)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge                   None^(1)       4%           1%
   (Load) (as % of redemption proceeds)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                     None         None         None
   Imposed on Reinvested
   Dividends/Distributions
--------------------------------------------------------------------------------
Redemption Fee (as % of amount                  None         None         None
   redeemed, if applicable)
--------------------------------------------------------------------------------
Exchange Fee                                    None         None         None
--------------------------------------------------------------------------------
Annual fund operating expenses: Expenses that are deducted from fund assets.
--------------------------------------------------------------------------------
Management Fee                                 1.00%        1.00%        1.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                      None         0.75%        0.75%
--------------------------------------------------------------------------------
Other Expenses                                 4.12%        5.00%        4.97%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses           5.12%        6.75%        6.72%
--------------------------------------------------------------------------------
Expense Reimbursement                          3.44%        4.19%        4.19%
--------------------------------------------------------------------------------
Net Annual Operating Expenses*                 1.68%        2.56%        2.53%
--------------------------------------------------------------------------------

* By contract, total annual fund operating expenses are capped at 1.68% for Class A shares, 2.56% for Class B shares, and 2.53% for Class C shares through February 29, 2000.


^(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase and 0.50% if redeemed during the second year of purchase.



Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above
(including one year of capped expenses). It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

Fees and expenses if you sold shares after:

                         Class A              Class B               Class C
                         -------              -------               -------

 1 Year                      $613                 $659                 $356

 3 Years                   $1,622               $1,918               $1,610

 5 Years                   $2,629               $3,130               $2,917

 10 Years                  $5,135               $5,484               $5,994


Fees and expenses if you did not sell your shares:

                         Class A              Class B               Class C
                         -------              -------               -------

 1 Year                      $613                 $259                 $256

 3 Years                   $1,622               $1,618               $1,610

 5 Years                   $2,629               $2,930               $2,917

 10 Years                  $5,135               $5,484               $5,994

KEMPER GLOBAL BLUE CHIP FUND

INVESTMENT OBJECTIVE

Kemper Global Blue Chip Fund seeks long-term growth of capital. Unless otherwise indicated, the fund's investment objective and policies may be changed without a vote of shareholders.

Main investment strategies

The fund will pursue its investment objective through a diversified worldwide portfolio of marketable securities, primarily equity securities, including common stock, preferred stocks and debt securities convertible into common stocks.

The fund will emphasize investments in common stocks of large, well known companies. Companies of this general type are often referred to as "blue chip" companies. "Blue Chip" companies are generally identified by their:

o    substantial capitalization;

o    established history of earnings and dividends;

o    easy access to credit;

o    good industry position; and

o    superior management structure.

Global "blue chip" companies are believed to generally exhibit less investment risk and less price volatility, on average, than companies lacking these characteristics, such as smaller, less seasoned companies. In addition, the large market of publicly held shares for such companies and the generally high trading volume in those shares usually results in a relatively high degree of liquidity for such investments.

In general, the fund will seek to invest in companies that the investment manager believes will benefit from global economic trends, promising technologies or products and specific country opportunities resulting from changing geopolitical, currency or economic relationships. The fund will also invest in companies which possess attractive valuations.

A stock is typically sold when, in the opinion of the portfolio manager, (i) it no longer has favorable fundamentals or valuations and (ii) it is not expected to benefit from long-term changes in the global economy.

The fund will invest primarily in developed markets. The fund may be invested 100% in non-U.S. issuers, although under normal circumstances, it is expected that both foreign and U.S. investments will be represented in the fund's portfolio.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Other investments

To a more limited extent, the fund may, but is not required to, invest in the following:

The fund may invest up to 15% of its total assets in debt or equity securities of developing or emerging markets. The fund may invest in closed-end investment companies that invest primarily in emerging market debt securities.

The fund may invest in securities traded over-the-counter. The fund may invest in high-quality debt securities with credit ratings of Aaa/AAA through Baa/BBB (and their unrated equivalents) of U.S. and foreign issuers. The fund may also invest up to 5% of its total assets in debt securities rated Baa/BBB or below (and their unrated equivalents), often referred to as "junk" bonds of U.S. and foreign issuers.

The fund may utilize other investments and investment techniques that may impact fund performance, including, but not limited to, options, futures and other derivatives (financial instruments that derive their value from other securities or commodities, or that are based on indices).

Risk management strategies

The fund may, but is not required to, use certain derivatives in an attempt to manage risk. The use of certain derivatives could magnify losses.

For temporary defensive purposes, the fund may invest up to 100% of its assets in U.S. issues, high-grade debt securities, cash and cash equivalents. In such a case, the fund would not be pursuing, and may not achieve, its investment objective.

Main risks

The fund's principal risks are associated with investing in the stock market, the investment manager's skill in managing the fund's portfolio and foreign securities. You will find a discussion of these risks under "Foreign Investing" at the front of this prospectus.

Convertible debt securities in which the fund may invest are subject to some of the same interest rate risk as bonds; that is, their prices tend to drop when interest rates rise.

Past performance

The chart and table below provide some indication of the risks of investing in the fund by comparing the fund's performance to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

The information provided in the chart is for Class A shares, and does not reflect sales charges, which reduce return.

Total returns for years ended December 31

THE PRINTED DOCUMENT CONTAINS A BAR CHART HERE.

CHART DATA:

--------------------------------------------------------------------------------
                                      13.79%





                                      1998
--------------------------------------------------------------------------------

For the period included in the bar chart, the fund's highest return for a calendar quarter was 10.32% (the first quarter of 1998), and the fund's lowest return for a calendar quarter was -8.00% (the third quarter of 1998).

Average Annual Total Returns

 For periods ended
 December 31, 1998        Class A      Class B     Class C     MSCI World Index
 -----------------        -------      -------     -------     ----------------

 One Year*                 7.24%        9.63%      12.84%           24.80%

 Five Years                  --            --           --            --

 Ten Years                   --            --           --            --

-----------

*    Inception date for Class A, B and C shares is 12/31/97.

The MSCI (Morgan Stanley Capital International) World Index measures performance of a range of developed country general stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East. Index returns assume reinvestment of dividends and unlike the fund's returns, do not reflect any fees, expenses or sales charges.

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Choosing a share class -- Special features sections of this prospectus.


--------------------------------------------------------------------------------
Shareholder fees: Fees paid directly from your investment.
--------------------------------------------------------------------------------
                                              Class A      Class B      Class C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                     5.75%        None         None
   Imposed on Purchases (as % of
   offering price)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge                   None^(1)       4%           1%
   (Load) (as % of redemption proceeds)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                     None         None         None
   Imposed on Reinvested
   Dividends/Distributions
--------------------------------------------------------------------------------
Redemption Fee (as % of amount                  None         None         None
   redeemed, if applicable)
--------------------------------------------------------------------------------
Exchange Fee                                    None         None         None
--------------------------------------------------------------------------------
Annual fund operating expenses: Expenses that are deducted from fund assets.
--------------------------------------------------------------------------------
Management Fee                                 1.00%        1.00%        1.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                      None         0.75%        0.75%
--------------------------------------------------------------------------------
Other Expenses                                 5.06%        5.94%        5.91%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses           6.06%        7.69%        7.66%
--------------------------------------------------------------------------------
Expense Reimbursement                          4.26%        5.01%        5.01%
--------------------------------------------------------------------------------
Net Annual Operating Expenses*                 1.80%        2.68%        2.65%
--------------------------------------------------------------------------------

* By contract, total annual fund operating expenses are capped at 1.80% for Class A shares, 2.68% for Class B shares, and 2.65% for Class C shares through February 29, 2000.


^(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase and 0.50% if redeemed during the second year of purchase.

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above
(including one year of capped expenses). It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

Fees and expenses if you sold shares after:

                         Class A              Class B               Class C
                         -------              -------               -------

 1 Year                      $747                 $671                 $368

 3 Years                   $1,914               $2,103               $1,795

 5 Years                   $3,056               $3,453               $3,241

 10 Years                  $5,806               $6,068               $6,534


Fees and expenses if you did not sell your shares:

                         Class A              Class B               Class C
                         -------              -------               -------

 1 Year                      $747                 $271                 $268

 3 Years                   $1,914               $1,803               $1,795

 5 Years                   $3,056               $3,253               $3,241

 10 Years                  $5,806               $6,068               $6,534

KEMPER GLOBAL DISCOVERY FUND*

* Kemper Global Discovery Fund refers to the Kemper shares of Global Discovery Fund which are offered through this prospectus.

INVESTMENT OBJECTIVE

The fund pursues above-average capital appreciation over the long term. Unless otherwise indicated, the fund's investment objective and strategies may be changed without a vote of shareholders.

Main investment strategies

The fund invests primarily in a diversified portfolio of equity securities of small rapidly growing companies throughout the world that the fund's management believes offer the potential for above-average returns relative to large companies, yet are frequently overlooked, and thus, undervalued by the market. Under normal circumstances the fund invests at least 65% of its total assets in the equity securities of small companies. These companies are similar in size to the smallest 20% of world market capitalization as represented by the Salomon Brothers Broad Market Index - typically these companies have a market value of between approximately $50 million and $2 billion. However, the fund may invest in companies with smaller market values. Under current market conditions, the median market capitalizations of the companies in which the fund invests are not expected to exceed $750 million.

The fund may invest in any region of the world. It can invest in the securities of companies based in emerging markets, typically in the Far East, Latin America and lesser developed countries in Europe, as well as in companies operating in developed economies, such as some of those of the United States, Japan and Western Europe. The fund intends to allocate investments among at least three countries at all times, one of which may be the United States.

The fund's investment manager determines which securities to invest in by evaluating potential investments from both a macroeconomic and microeconomic perspective, using fundamental analysis, including field research. The fund's investment manager determines which securities to sell by using the same criteria. In evaluating the growth potential and relative value of a possible investment, the investment manager considers many factors, including, among other things:

o    the depth and quality of management;

o    a company's product line, business strategy and competitive position;

o    research and development efforts;

o    financial strength, including degree of leverage;

o    cost structure;

o    revenue and earnings growth potential;

o    price-to-earnings ratios and other stock valuation measures; and

o the attractiveness of the country and region in which a company is located.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Other investments

To a more limited extent, the fund may, but is not required to, invest in the following:

The fund may invest up to 35% of its total assets in (i) equity securities of larger companies located throughout the world and in (ii) debt securities if the fund's investment adviser determines that the capital appreciation of debt securities is likely to exceed the capital appreciation of equity securities. The fund may purchase investment-grade bonds, those rated Aaa, Aa, A, Baa/AAA, AA, A, BBB. The fund may also invest up to 5% of its net assets in debt securities rated below investment-grade.

The fund may utilize other investments and investment techniques that may impact fund performance, including, but not limited to, options, futures and other derivatives (financial instruments that derive their value from other securities or commodities, or that are based on indices).

Risk management strategies

The fund may, but is not required to, use certain derivatives in an attempt to manage risk. The use of certain derivatives could magnify losses.

For temporary defensive purposes, the fund may invest without limit in cash and cash equivalents. In such a case, the fund would not be pursuing, and may not achieve, its investment objective.

Main risks

The fund's principal risks are associated with investing in the stock market, the investment manager's skill in managing the fund's portfolio and foreign securities, primarily global small company stocks. You will find a discussion of these risks under "Foreign Investing" at the front of this prospectus.

In pursuit of higher investment returns, this fund may incur greater risks and more dramatic fluctuations in value than a fund that invests in stocks of larger companies. The inherent business characteristics and risks of small companies include such things as untested management, key personnel with varying degrees of experience, less diversified product lines and weaker financial positions. Also, small companies tend to have less predictable earnings and less liquid securities than more established companies.

Past performance

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed from year to year and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance. Because Classes A, B and C commenced operations during the course of 1998, the performance information set forth below is for Class S shares. It does not reflect sales charges, which reduce return.

Total returns for years ended December 31

THE PRINTED DOCUMENT CONTAINS A BAR CHART HERE.

CHART DATA:

--------------------------------------------------------------------------------
-0.07%    38.18%     -7.68%     17.84%       21.47%      9.93%     16.43%





1992     1993        1994        1995         1996        1997        1998
--------------------------------------------------------------------------------

The fund currently offers four classes of shares. This prospectus sets forth information about classes A, B and C. The original class of shares is designated as Class S, and is not offered in this prospectus. All share classes invest in the same underlying portfolio of securities and have the same management team. Because of different fees and expenses, performance of share classes will differ. Otherwise, the share classes will have substantially similar returns.

For the periods included in the bar chart, the fund's highest return for a calendar quarter was 20.25% (the fourth quarter of 1998), and the fund's lowest return for a calendar quarter was -16.62% (the third quarter of 1998).

Average annual total returns


                                                          Salomon Brothers
For periods ended                     Global                World Equity
December 31, 1998                 Discovery Fund       Extended Market Index
--------------------------------------------------------------------------------
One Year                             16.43%                  5.93%

Five Years                           11.08%                  9.24%

Since Inception (9/10/91)            12.83%                 10.18%*
--------------------------------------------------------------------------------

*    Index comparison begins August 31, 1991.

The Salomon Brothers World Equity Extended Market Index is an unmanaged small capitalization stock universe of 22 countries. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses.

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Choosing a share class -- Special features sections of this prospectus.


--------------------------------------------------------------------------------
Shareholder fees: Fees paid directly from your investment.
--------------------------------------------------------------------------------
                                              Class A      Class B      Class C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                     5.75%        None         None
   Imposed on Purchases (as % of
   offering price)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge                   None^(1)       4%           1%
   (Load) (as % of redemption proceeds)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                     None         None         None
   Imposed on Reinvested
   Dividends/Distributions
--------------------------------------------------------------------------------
Redemption Fee (as % of amount                  None         None         None
   redeemed, if applicable)
--------------------------------------------------------------------------------
Exchange Fee                                    None         None         None
--------------------------------------------------------------------------------
Annual fund operating expenses: Expenses that are deducted from fund assets.
--------------------------------------------------------------------------------
Management Fee                                 1.10%        1.10%        1.10%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                      None         0.75%        0.75%
--------------------------------------------------------------------------------
Other Expenses                                 1.10%        1.28%        1.38%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses           2.20%        3.13%        3.23%
--------------------------------------------------------------------------------
Expense Reimbursement                          0.25%        0.30%        0.44%
--------------------------------------------------------------------------------
Net Annual Operating Expenses*                 1.95%        2.83%        2.79%
--------------------------------------------------------------------------------

* By contract, total annual fund operating expenses are capped at 1.95% for Class A shares, 2.83% for Class B shares, and 2.79% for Class C shares through February 29, 2000.


^(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase and 0.50% if redeemed during the second year of purchase.

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above
(including one year of capped expenses). It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

Fees and expenses if you sold shares after:

                         Class A              Class B               Class C
                         -------              -------               -------

 1 Year                      $762                 $686                 $383

 3 Years                   $1,202               $1,238                 $955

 5 Years                   $1,665               $1,814               $1,651

 10 Years                  $2,945               $3,004               $3,502


Fees and expenses if you did not sell your shares:

                         Class A              Class B               Class C
                         -------              -------               -------

 1 Year                      $762                 $286                 $283

 3 Years                   $1,202                 $938                 $955

 5 Years                   $1,665               $1,614               $1,651

 10 Years                  $2,945               $3,004               $3,502

KEMPER GLOBAL INCOME FUND

INVESTMENT OBJECTIVE

Kemper Global Income Fund seeks to provide high current income consistent with prudent total return asset management. Unless otherwise indicated, the fund's investment objective and policies may be changed without a vote of shareholders.

Main investment strategies

The fund seeks to achieve its investment objective by investing primarily in investment grade foreign and domestic fixed income securities. In managing the fund's portfolio to provide a high level of current income, the investment manager also seeks to protect net asset value and to provide investors with a total return, which is measured by changes in net asset value as well as income earned. The fund's weighted average maturity may vary from period to period.

The fund may invest in securities issued by any issuer and in any currency and may hold foreign currency. Under normal market conditions, the fund will invest at least 65% of its assets in the securities of issuers located in at least three countries, one of which may be the United States. It is currently anticipated that the fund's assets will be invested principally within Australia, Canada, Japan, New Zealand, the United States, and Western Europe, and in securities denominated in the currencies of these countries or denominated in multinational currency units, such as the Euro.

In managing the fund's portfolio in an effort to reduce volatility and increase returns, the fund may allocate its assets among securities of various issuers, geographic regions, and currency denominations in a manner that is consistent with its investment objective based upon the following:

o    relative interest rates among currencies;

o    the outlook for changes in these interest rates; and

o    anticipated changes in worldwide exchange rates.

In considering these factors, a country's economic and political state, including such factors as inflation rate, growth prospects, global trade patterns and government policies, will be evaluated.

The fund will buy and sell its investments on the basis of, among other things, various economic fundamentals, including inflation rates, interest rates and exchange rates.

Because the fund may engage in active and frequent trading of portfolio securities, the fund may have higher transaction costs which would lower the fund's performance over time. In addition, shareholders may incur taxes on any realized capital gains.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Other investments

To a more limited extent, the fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance, including, but not limited to, options, futures and other derivatives (financial instruments that derive their value from other securities or commodities, or that are based on indices).

Risk management strategies

The fund may, but is not required to, use certain derivatives in an attempt to manage risk. The use of certain derivatives could magnify losses.

For temporary defensive purposes, the fund may invest up to 100% of its assets in high-grade debt securities, cash and cash equivalents. In such a case, the fund would not be pursuing, and may not achieve, its investment objective.

Main risks

The fund's principal risks are associated with investing in the bond market, the investment manager's skill in managing the fund's portfolio and foreign securities. You will find a discussion of these risks under "Foreign Investing" at the front of this prospectus.

Because the fund is non-diversified, the fund may invest a relatively high percentage of its assets in a limited number of issuers. Accordingly, the fund's investment returns are more likely to be impacted by changes in the market value and returns of any one portfolio holding.

The fund expects to trade securities actively. This strategy could increase transaction costs and reduce performance.

Past performance

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed from year to year and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

The information provided in the chart is for Class A shares, and does not reflect sales charges, which reduce return.

Total returns for years ended December 31

THE PRINTED DOCUMENT CONTAINS A BAR CHART HERE.

CHART DATA:

------------------------------------------------------------------------------------------------------
22.66%  11.13%       -1.90%     10.23%        -1.47%     19.88%      5.87         1.81       10.48%





1990     1991        1992        1993         1994        1995        1996         1997       1998
------------------------------------------------------------------------------------------------------

For the periods included in the bar chart, the fund's highest return for a calendar quarter was 11.23% (the first quarter of 1995), and the fund's lowest return for a calendar quarter was -4.32% (the first quarter of 1992).

Average annual total returns

 For periods ended                                          SB World Government
 December 31, 1998       Class A    Class B     Class C          Bond Index
 -----------------       -------    -------     -------          ----------

 One Year                 5.56%      6.56%       9.72%             6.92%

 Five Years               6.08%       --          --               7.34%

 Ten Years                  --        --          --                --

 Since Class              8.21%      7.49%       7.93%               *
 Inception**

-----------

* Index returns for the life of each class: 9.57% (10/1/89) for Class A shares and 8.77% (5/31/94) for Class B and C shares.

** Inception dates for Class A, B and C shares are 10/1/89, 5/31/94 and 5/31/94, respectively.

The Salomon Smith Barney World Government Bond Index is an unmanaged index comprised of government bonds from eighteen countries (United States, Japan, United Kingdom, Germany, France, Canada, the Netherlands, Australia, Switzerland, Denmark, Austria, Belgium, Finland, Ireland, Italy, Portugal, Spain and Sweden) with maturities greater than one year. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges.

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Choosing a share class -- Special features sections of this prospectus.

--------------------------------------------------------------------------------
Shareholder fees: Fees paid directly from your investment.
--------------------------------------------------------------------------------
                                              Class A      Class B      Class C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                     4.5%         None         None
   Imposed on Purchases (as % of
   offering price)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge                   None^(1)       4%           1%
   (Load) (as % of redemption proceeds)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                     None         None         None
   Imposed on Reinvested
   Dividends/Distributions
--------------------------------------------------------------------------------
Redemption Fee (as % of amount                  None         None         None
   redeemed, if applicable)
--------------------------------------------------------------------------------
Exchange Fee                                    None         None         None
--------------------------------------------------------------------------------
Annual fund operating expenses: Expenses that are deducted from fund assets.
--------------------------------------------------------------------------------
Management Fee                                 0.75%        0.75%        0.75%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                       None        0.75%        0.75%
--------------------------------------------------------------------------------
Other Expenses                                 0.83%        0.82%        0.63%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses           1.58%        2.32%        2.13%
--------------------------------------------------------------------------------

^(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase and 0.50% if redeemed during the second year of purchase.

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

Fees and expenses if you sold shares after:

                         Class A              Class B               Class C
                         -------              -------               -------

 1 Year                      $603                 $635                 $316

 3 Years                     $926               $1,024                 $667

 5 Years                   $1,272               $1,440               $1,144

 10 Years                  $2,244               $2,302               $2,462

Fees and expenses if you did not sell your shares:

                         Class A              Class B               Class C
                         -------              -------               -------

 1 Year                      $603                 $235                 $216

 3 Years                     $926                 $724                 $667

 5 Years                   $1,272               $1,240               $1,144

 10 Years                  $2,244               $2,302               $2,462

KEMPER INTERNATIONAL FUND

INVESTMENT OBJECTIVE

Kemper International Fund seeks total return, a combination of capital growth and income. Unless otherwise indicated, the fund's investment objective and policies may be changed without a vote of shareholders.

Main investment strategies

In pursuing its investment objective, the fund invests primarily in common stocks of established non-U.S. companies believed to have potential for capital growth, income or both.

There is no limitation on the percentage or amount of the fund's assets that may be invested in growth or income, and therefore at any particular time the investment emphasis may be placed solely or primarily on growth of capital or on income. In determining whether the fund will be invested for capital growth or income, the investment manager analyzes the international equity and fixed income markets and seeks to assess the degree of risk and level of return that can be expected from each market.

The fund invests primarily in non-U.S. issuers, and under normal circumstances more than 80% of the fund's total assets will be invested in non-U.S. issuers. From time to time, the fund may have more than 25% of its assets invested in any major industrial or developed country which in the view of the investment manager poses no unique investment risk.

In determining the appropriate distribution of investments among various countries and geographic regions, the investment manager ordinarily considers the following factors, among other things:

o    prospects for relative economic growth among foreign countries;

o    expected levels of inflation;

o    relative price levels of the various capital markets;

o    government policies influencing business conditions;

o    the outlook for currency relationships; and

o    the  range  of  individual  investment   opportunities   available  to  the
     international investor.

In selecting its investments, the fund will look for companies with (i) strong earnings growth, (ii) clean balance sheets, (iii) strong management and (iv) increasing revenue. The fund will also look for previously unmanaged companies which are undergoing a turnaround as a result of new management, product focus or balance sheet restructuring.

A stock is typically sold when the stock (i) has reached a predetermined  value,
(ii) the company's fundamentals have deteriorated, and (iii) the company deviates from a previously demonstrated business plan.

Because the fund may engage in active and frequent trading of portfolio securities, the fund may have higher transaction costs which would lower the fund's performance over time. In addition, shareholders may incur taxes on any realized capital gains.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Other investments

To a more limited extent, the fund may, but is not required to, invest in the following:

The fund may invest in debt securities that can be converted into common stocks, also known as convertibles. The fund may also invest in debt securities, preferred stocks, bonds, notes and other debt securities of companies and futures contracts.

The fund may utilize other investments and investment techniques that may impact fund performance, including, but not limited to, options, futures and other derivatives (financial instruments that derive their value from other securities or commodities, or that are based on indices).

Risk management strategies

The fund may, but is not required to, use certain derivatives in an attempt to manage risk. The use of certain derivatives could magnify losses.

For temporary defensive purposes, the fund may invest up to 100% of its assets in U.S. Government obligations or securities of companies incorporated in and having their principal activities in the United States. In such cases, the fund would not be pursuing, and may not achieve, its investment objective.

The fund may also establish and maintain reserves for defensive purposes and to enable the fund to take advantage of buying opportunities. The fund's reserves may be invested in domestic as well as foreign short-term money market instruments.

Main risks

The fund's principal risks are associated with investing in the stock market, the investment manager's skill in managing the fund's portfolio and foreign securities. You will find a discussion of these risks under "Foreign Investing" at the front of this prospectus.

The fund expects to trade securities actively. This strategy could increase transaction costs and reduce performance.

Past performance

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed from year to year and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

The information provided in the chart is for Class A shares, and does not reflect sales charges, which reduce return.

Total returns for years ended December 31

THE PRINTED DOCUMENT CONTAINS A BAR CHART HERE.

CHART DATA:

--------------------------------------------------------------------------------------------------------------
18.57%     -7.50%      9.13%        -4.79%     35.65%      -4.00%     12.96%    17.05%       9.00%        7.88%





1989        1990        1991         1992        1993        1994      1995     1996        1997        1998
--------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart, the fund's highest return for a calendar quarter was 14.53% (the fourth quarter of 1998), and the fund's lowest return for a calendar quarter was -17.89% (the third quarter of 1998).

Average Annual Total Returns

For periods ended
December 31, 1998        Class A      Class B     Class C      MSCI EAFE Index
-----------------        -------      -------     -------      ---------------

 One Year                  1.65%        4.05%       6.79%            20.33%

 Five Years                7.07%         --          --               9.50%

 Ten Years                 8.08%         --          --               5.85%

 Since Class              11.92%        8.29%       8.63%            *
 Inception**

-----------

* Index returns for the life of each class: 14.02% (5/31/81) for Class A shares and 8.71% (5/31/94) for Class B and C shares.

** Inception date for the Class A shares is 5/21/81 and Class B and C shares is 5/31/94.

The EAFE Index (Morgan Stanley Capital International Europe, Austral-Asia, Far East Index) is a generally accepted benchmark for performance of major overseas markets. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges.

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Choosing a share class -- Special features sections of this prospectus.

--------------------------------------------------------------------------------
Shareholder fees: Fees paid directly from your investment.
--------------------------------------------------------------------------------
                                              Class A      Class B      Class C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                     5.75%        None         None
   Imposed on Purchases (as % of
   offering price)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge                   None(1)       4%           1%
   (Load) (as % of redemption proceeds)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                     None         None         None
   Imposed on Reinvested
   Dividends/Distributions
--------------------------------------------------------------------------------
Redemption Fee (as % of amount                  None         None         None
   redeemed, if applicable)
--------------------------------------------------------------------------------
Exchange Fee                                    None         None         None
--------------------------------------------------------------------------------
Annual fund operating expenses: Expenses that are deducted from fund assets.
--------------------------------------------------------------------------------
Management Fee                                 0.73%        0.73%        0.73%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                       None        0.75%        0.75%
--------------------------------------------------------------------------------
Other Expenses                                 0.91%        1.14%        1.07%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses           1.64%        2.62%        2.55%
--------------------------------------------------------------------------------

(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase and 0.50% if redeemed during the second year of purchase.

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

Fees and expenses if you sold shares after:

                         Class A              Class B               Class C
                         -------              -------               -------

 1 Year                      $732                 $665                 $358

 3 Years                   $1,063               $1,114                 $794

 5 Years                   $1,415               $1,590               $1,355

 10 Years                  $2,407               $2,496               $2,885

Fees and expenses if you did not sell your shares:

                         Class A              Class B               Class C
                         -------              -------               -------

 1 Year                      $732                 $265                 $258

 3 Years                   $1,063                 $814                 $794

 5 Years                   $1,415               $1,390               $1,355

 10 Years                  $2,407               $2,496               $2,885

KEMPER INTERNATIONAL GROWTH AND
INCOME FUND

INVESTMENT OBJECTIVE

Kemper International Growth And Income Fund seeks long-term growth of capital and current income. Unless otherwise indicated, the fund's investment objective and policies may be changed without a vote of shareholders.

Main investment strategies

The fund seeks to achieve its investment objective by investing primarily in foreign equity securities. The fund invests generally in common stocks of established companies listed on foreign exchanges, which offer prospects for growth of earnings while paying relatively high current dividends.

At least 80% of the fund's net assets will normally be invested in the equity securities of established non-U.S. companies. The fund focuses its investments on the developed foreign countries included in the Morgan Stanley Capital International World ex-US Index.

Stocks are selected for the fund using a disciplined, multi-part investment approach with four stages as follows:

o Stage 1: The investment manager analyzes the pool of dividend-paying foreign securities, primarily from the world's more mature markets, targeting stocks that have high relative yields compared to the average for their markets.

o Stage 2: The investment manager identifies what it believes are the most promising stocks for the fund's portfolio.

o Stage 3: The investment manager diversifies the fund's portfolio among different industry sectors.

o Stage 4: The investment manager diversifies the fund's portfolio among different countries.

A stock is typically sold when a company's dividend yield reaches a predetermined level versus the market yield. A stock is also sold when, in the opinion of the portfolio manager, a company's financial situation begins to deteriorate, especially through the assumption of large amounts of debt.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Other investments

To a more limited extent, the fund may, but is not required to, invest in the following:

Under normal conditions, the fund may also invest up to 20% of its net assets in debt securities convertible into common stock and fixed income securities of governments, governmental agencies, supranational agencies and private issuers when the investment manager believes the potential for appreciation and income will equal or exceed that available from investments in equity securities. These securities will predominantly be "investment grade" securities which are those rated Aaa/AAA through Baa/BBB (and their unrated equivalents).

The fund may utilize other investments and investment techniques that may impact fund performance, including, but not limited to, options, futures and other derivatives (financial instruments that derive their value from other securities or commodities, or that are based on indices).

Risk management strategies

The fund may, but is not required to, use certain derivatives in an attempt to manage risk. The use of certain derivatives could magnify losses.

For temporary defensive purposes, the fund may invest without limit in cash and cash equivalents which may include domestic and foreign money market instruments, short-term government and corporate obligations and repurchase agreements. The fund may also hold up to 20% of its net assets in the U.S. and foreign fixed income securities for temporary defensive purposes. In such cases, the fund would not be pursuing, and may not achieve, its investment objective.

Main risks

The fund's principal risks are associated with investing in the stock market, the investment manager's skill in managing the fund's portfolio and foreign securities. You will find a discussion of these risks under "Foreign Investing" at the front of this prospectus.

Past performance

The chart and table below provide some indication of the risks of investing in the fund by comparing the fund's performance to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

The information provided in the chart is for Class A shares, and does not reflect sales charges, which reduce return.

Total returns for years ended December 31

THE PRINTED DOCUMENT CONTAINS A BAR CHART HERE.

CHART DATA:

--------------------------------------------------------------------------------
                                      8.94%





                                      1998
--------------------------------------------------------------------------------

For the period included in the bar chart, the fund's highest return for a calendar quarter was 14.21% (the first quarter of 1998), and the fund's lowest return for a calendar quarter was -16.55% (the third quarter of 1998).

Average Annual Total Returns

 For periods ended                                             MSCI EAFE+Canada
 December 31, 1998        Class A      Class B     Class C           Index
 -----------------        -------      -------     -------           -----

 One Year*                 2.67%        5.03%       8.04%           19.11%

 Five Years                  --            --           --                --

 Ten Years                   --            --           --                --

-----------

*    Inception date for Class A, B and C shares is 12/31/97.

The Morgan Stanley Capital International World+Canada Index is an unmanaged index of global stock markets, excluding the U.S. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges.

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Choosing a share class -- Special features sections of this prospectus.


--------------------------------------------------------------------------------
Shareholder fees: Fees paid directly from your investment.
--------------------------------------------------------------------------------
                                              Class A      Class B      Class C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                     5.75%        None         None
   Imposed on Purchases (as % of
   offering price)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge                   None^(1)       4%           1%
   (Load) (as % of redemption proceeds)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                     None         None         None
   Imposed on Reinvested
   Dividends/Distributions
--------------------------------------------------------------------------------
Redemption Fee (as % of amount                  None         None         None
   redeemed, if applicable)
--------------------------------------------------------------------------------
Exchange Fee                                    None         None         None
--------------------------------------------------------------------------------
Annual fund operating expenses: Expenses that are deducted from fund assets.
--------------------------------------------------------------------------------
Management Fee                                1.00%         1.00%        1.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                      None         0.75%        0.75%
--------------------------------------------------------------------------------
Other Expenses                               12.58%        13.46%       13.43%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses         13.58%        15.21%       15.18%
--------------------------------------------------------------------------------
Expense Reimbursement                        11.77%        12.52%       12.52%
--------------------------------------------------------------------------------
Net Annual Operating Expenses*                1.81%         2.69%        2.66%
--------------------------------------------------------------------------------

* By contract, total annual fund operating expenses are capped at 1.81% for Class A shares, 2.69% for Class B shares, and 2.66% for Class C shares through February 29, 2000.


^(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase and 0.50% if redeemed during the second year of purchase.

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above
(including one year of capped expenses). It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

Fees and expenses if you sold shares after:

                         Class A              Class B               Class C
                         -------              -------               -------

 1 Year                      $748                 $672                 $369

 3 Years                   $3,168               $3,375               $3,068

 5 Years                   $5,190               $5,534               $5,326

 10 Years                  $8,910               $9,021               $9,242


Fees and expenses if you did not sell your shares:

                         Class A              Class B               Class C
                         -------              -------               -------

 1 Year                      $748                 $272                 $269

 3 Years                   $3,168               $3,075               $3,068

 5 Years                   $5,190               $5,334               $5,326

 10 Years                  $8,910               $9,021               $9,242

KEMPER LATIN AMERICA FUND

INVESTMENT OBJECTIVE

Kemper Latin America Fund seeks long-term capital appreciation. Unless otherwise indicated, the fund's investment objective and policies may be changed without a vote of shareholders.

Main investment strategies

The fund pursues its investment objective by investing at least 65% of its total assets in Latin American equity securities. Latin America is defined as Mexico, Central America, South America and the islands of the Caribbean.

The fund defines securities of Latin American issuers as follows:

o securities of companies organized under the laws of a Latin American country or for which the principal trading market is in Latin America;

o securities issued or guaranteed by the government of a Latin American country, its agencies or instrumentalities, political subdivisions or the central bank of such country;

o securities of companies, wherever organized, when at least 50% of an issuer's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents assets or activities located in Latin America; or

o securities of Latin American issuers, as defined above, in the form of depositary shares.

In managing its portfolio, the investment manager seeks out investment opportunities created from changing economic and political trends in Latin America. These trends are supported by governmental initiatives designed to promote freer trade and market-oriented economies. The investment manager believes that active management, based on disciplined fundamental research, will yield promising investment opportunities for long-term capital appreciation.

In selecting companies for investment, the investment manager typically evaluates, among other things, industry trends, a company's financial strength, its competitive position in domestic and export markets, technology, recent developments and profitability, together with overall growth prospects. Other considerations generally include quality and depth of management, governmental regulation, and availability and cost of labor and raw materials.

A stock is typically sold when, in the opinion of the portfolio manager, the stock no longer falls within certain valuation parameters.

Presently, the fund expects to focus its investments in Argentina, Brazil, Chile, Colombia, Mexico and Peru. However, the fund may invest in other countries in Latin America when the investment manager deems it appropriate.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Other investments

To a more limited extent, the fund may, but is not required to, invest in the following:

The fund may invest in debt securities when the investment manager determines that the capital appreciation of debt securities is likely to equal or exceed that of equity securities. The fund may also invest in debt securities which are rated below investment grade (commonly referred to as "junk bonds").

In addition, the fund may invest up to 35% of its total assets in the equity securities of U.S. and other non-Latin American issuers. In evaluating non-Latin American investments, the investment manager generally seeks investments where an issuer's Latin American business activities and the impact of developments in Latin America may have a positive and significant effect on the issuer's business results.

The fund may invest in closed-end investment companies investing primarily in Latin America.

The fund may utilize other investments and investment techniques that may impact fund performance, including, but not limited to, options, futures and other derivatives (financial instruments that derive their value from other securities or commodities, or that are based on indices).

Risk management strategies

The fund may, but is not required to, use certain derivatives in an attempt to manage risk. The use of certain derivatives could magnify losses.

For temporary defensive purposes, the fund may invest without limit in cash or cash equivalents and money market instruments, or invest all or a portion of its assets in securities of U.S. or other non-Latin American issuers. In such a case, the fund would not be pursuing, and may not achieve, its investment objective.

Main risks

The fund's principal risks are associated with investing in the stock market, the investment manager's skill in managing the fund's portfolio and foreign securities. You will find a discussion of these risks under "Foreign Investing" at the front of this prospectus.

The fund invests primarily in one geographic region. Common economic forces and other factors may affect investments in a single region, even though a number of different countries within a region may be represented within the fund. Factors affecting Latin American investments may present a greater risk to the fund than investments in a more geographically diversified fund.

Because the fund is non-diversified, the fund may invest a relatively high percentage of its assets in a limited number of issuers. Accordingly, the fund's investment returns are more likely to be impacted by changes in the market value and returns of any one portfolio holding.

Past performance

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed from year to year and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

The information provided in the chart is for Class A shares, and does not reflect sales charges, which reduce return.

Total returns for years ended December 31

THE PRINTED DOCUMENT CONTAINS A BAR CHART HERE.

CHART DATA:

--------------------------------------------------------------------------------
                                     -24.32%





                                      1998
--------------------------------------------------------------------------------

For the period included in the bar chart, the fund's highest return for a calendar quarter was 7.14% (the fourth quarter of 1998), and the fund's lowest return for a calendar quarter was -19.35% (the third quarter of 1998).

Average Annual Total Returns

                                                               IFC Latin America
For periods ended                                                Investable
December 31, 1998        Class A      Class B     Class C       Return Index
-----------------        -------      -------     -------       ------------

 One Year*                -28.68%      -27.20%     -25.05%          -38.10%

 Five Years                  --            --           --                --

 Ten Years                   --            --           --                --

-----------

*    Inception date for Class A, B and C shares is 12/31/97.

The IFC Latin America  Investable  Return Index is prepared by the International
Finance  Corporation.  It  is  an  unmanaged,   market   capitalization-weighted
representation of stock performance in seven Latin American markets, and measures the returns of stocks that are legally and practically available to investors. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges.

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Choosing a share class -- Special features sections of this prospectus.


--------------------------------------------------------------------------------
Shareholder fees: Fees paid directly from your investment.
--------------------------------------------------------------------------------
                                              Class A      Class B      Class C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                     5.75%        None         None
   Imposed on Purchases (as % of
   offering price)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge                   None^(1)       4%           1%
   (Load) (as % of redemption proceeds)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                     None         None         None
   Imposed on Reinvested
   Dividends/Distributions
--------------------------------------------------------------------------------
Redemption Fee (as % of amount                  None         None         None
   redeemed, if applicable)
--------------------------------------------------------------------------------
Exchange Fee                                    None         None         None
--------------------------------------------------------------------------------
Annual fund operating expenses: Expenses that are deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                1.25%         1.25%        1.25%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                       None         0.75%        0.75%
--------------------------------------------------------------------------------
Other Expenses                               11.50%        12.38%       12.34%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses         12.75%        14.38%       14.34%
--------------------------------------------------------------------------------
Expense Reimbursement                        10.56%        11.31%       11.30%
--------------------------------------------------------------------------------
Net Annual Operating Expenses*                2.19%         3.07%        3.04%
--------------------------------------------------------------------------------

* By contract, total annual fund operating expenses are capped at 2.19% for Class A shares, 3.07% for Class B shares, and 3.04% for Class C shares through February 29, 2000.


^(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase and 0.50% if redeemed during the second year of purchase.

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above
(including one year of capped expenses). It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

Fees and expenses if you sold shares after:

                         Class A              Class B               Class C
                         -------              -------               -------

 1 Year                      $786                 $712                 $409

 3 Years                   $3,069               $3,274               $2,966

 5 Years                   $5,011               $5,361               $5,150

 10 Years                  $8,694               $8,819               $9,056


Fees and expenses if you did not sell your shares:

                         Class A              Class B               Class C
                         -------              -------               -------

 1 Year                      $786                 $312                 $309

 3 Years                   $3,069               $2,974               $2,966

 5 Years                   $5,011               $5,161               $5,150

 10 Years                  $8,694               $8,819               $9,056

INVESTMENT MANAGER

Each fund retains the investment management firm of Scudder Kemper Investments, Inc., 345 Park Avenue, New York, New York, to manage its daily investment and business affairs subject to the policies established by the funds' Boards. Scudder Kemper Investments, Inc. actively manages the funds' investments. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities. Scudder Kemper Investments, Inc. is one of the largest and most experienced investment management organizations worldwide, managing more than $290 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts.

Each  fund  pays  the  investment  manager  a  (graduated)   monthly  investment
management fee. Fees paid for each fund's most recently completed fiscal year are shown below:

                                                            As a % of average
                                                            daily net assets
                                                            ----------------

Growth Fund Of Spain                                              0.75%


Kemper Asian Growth Fund*                                         0.00%

Kemper Emerging Markets Growth Fund*                              0.00%

Kemper Emerging Markets Income Fund*                              0.00%

Kemper Global Blue Chip Fund*                                     0.00%


Global Discovery Fund                                             1.10%

Kemper Global Income Fund                                         0.75%

Kemper International Fund                                         0.75%


Kemper International Growth And Income Fund*                      0.00%

Kemper Latin America Fund*                                        0.00%


* Reflecting the effect of expense limitations and/or fee waivers then in effect.

The Advisor, the Principal Underwriter, Kemper Distributors, Inc., the Shareholder Service Agent, Kemper Service Company, and the Accounting Agent, Scudder Fund Accounting Corporation, have contractually agreed to maintain the total annualized expenses of the following funds at no more than the level stated below of the average daily net assets for the particular class from October 29, 1999 through February 29, 2000.

                                            Class A       Class B       Class C
                                            -------       -------       -------

Kemper Asian Growth Fund                     1.80%         2.78%         2.71%

Kemper Emerging Markets Growth Fund          2.28%         3.18%         3.15%

Kemper Emerging Markets Income Fund          1.68%         2.56%         2.53%

Kemper Global Blue Chip Fund                 1.80%         2.68%         2.65%

Global Discovery Fund                        1.95%         2.83%         2.79%

Kemper International Growth And Income       1.81%         2.69%         2.66%
Fund

Kemper Latin America Fund                    2.19%         3.07%         3.04%


Scudder Investments (U.K.) Limited, 1 South Place, London, U.K., an affiliate of Scudder Kemper Investments, Inc., is the sub-adviser for Kemper Global Income Fund and Kemper International Fund. Scudder Investments (U.K.) Limited has served as sub-adviser for mutual funds since December, 1996 and investment adviser for certain institutional accounts since August, 1998.

Scudder Investments (U.K.) Limited renders investment advisory and management services with regard to the portion of each fund's portfolio as allocated to Scudder Investments (U.K.) Limited by Scudder Kemper Investments, Inc. from time-to-time for management, including services related to foreign securities, foreign currency transactions and related investments.

For its services, Scudder Investments (U.K.) Limited will receive from Scudder Kemper Investments, Inc. a monthly fee at the annual rate of 0.30% for Kemper Global Income Fund and 0.35% for Kemper International Fund of the portion of the average daily net assets of each fund allocated by the investment manager to the sub-adviser for management.

Portfolio management

Each fund is managed by a team of investment professionals, who individually represent different areas of expertise. Each fund has a Lead Portfolio Manager, who is ultimately responsible for the management of the fund and its team. Supporting the fund managers are Scudder Kemper's many economists, research analysts, traders, and other investment specialists, located in offices across the United States and around the world.

The following investment professionals are associated with the funds as indicated:

Growth Fund Of Spain

                            Joined the Fund
                             as a Portfolio
Name & Title                    Manager          Background
-----------------------------------------------------------------------------------
Joan R. Gregory                   1998           Joined  Scudder  Kemper  in 1992.
Lead Manager                                     She is a  member  of  the  firm's
                                                 Global  Equity  Group and is on
                                                 the portfolio  management teams
                                                 for      other       affiliated
                                                 international mutual funds. She
                                                 began her investment  career in
                                                 1989.  Prior to joining Scudder
                                                 Kemper,   she   worked  in  the
                                                 international        investment
                                                 department at a bank.

Nicholas Bratt Manager            1998           Joined  Scudder Kemper in 1976 as
                                                 a portfolio  manager.  Since then
                                                 he  has   served   as   portfolio
                                                 manager   for  other   affiliated
                                                 international  mutual  funds  and
                                                 has     over    20    years    of
                                                 international          investment
                                                 experience.  He is  Head  of  the
                                                 firm's   Global   Equity   Group,
                                                 responsible   for  the  strategic
                                                 direction  of the  firm's  equity
                                                 management business.
-----------------------------------------------------------------------------------

Kemper Asian Growth Fund

                            Joined the Fund
                             as a Portfolio
Name & Title                    Manager          Background
-----------------------------------------------------------------------------------

Tien-Yu  Sieh                   1999         Joined  Scudder  Kemper in 1996 and
Lead  Manager                                began hisinvestment career in 1990.
                                             Prior to joining  Scudder Kemper he
                                             was a  vice  president  and  equity
                                             salesman   at   an    international
                                             investment bank.

Theresa Gusman                  1998         Joined  Scudder  Kemper in 1992 as an
Manager                                      equity   analyst    responsible   for
                                             China,   Hong  Kong,   Indonesia  and
                                             Taiwan.  She then  joined the Pacific
                                             Basin  portfolio  management  team in
                                             1996.   She  began   her   investment
                                             career  in  1983.  Prior  to  joining
                                             Scudder  Kemper,  she  was an  equity
                                             research  analyst at an  unaffiliated
                                             investment management company.


Elizabeth J. Allan              1998         Joined   Scudder   Kemper   in  1987,
Manager                                      researching  investments  for some of
                                             the   firm's   other    international
                                             mutual  funds.  Since  then  she  has
                                             served  as a  portfolio  manager  for
                                             other  affiliated  mutual funds.  She
                                             has numerous  years of Pacific  Basin
                                             research  and  investing  experience.
                                             Prior to joining Scudder Kemper,  she
                                             spent  several  years  working for an
                                             unaffiliated   investment  management
                                             company.
-----------------------------------------------------------------------------------

Kemper Emerging Markets Growth Fund

                          Joined the Fund
                          as a Portfolio
Name & Title                  Manager        Background
-----------------------------------------------------------------------------------
Joyce E. Cornell                1998         Joined  Scudder  Kemper  in 1991  and
Lead Manager                                 has been a  portfolio  manager  since
                                             1993. She is a member of the firm's
                                             Global Equity  Group,  focusing her
                                             portfolio  management  and research
                                             responsibilities  on  the  emerging
                                             markets.  She began her  investment
                                             career  in 1987.  Prior to  joining
                                             Scudder Kemper,  she was a security
                                             analyst    at    an    unaffiliated
                                             investment management company.

Andre J. DeSimone               1998         Joined  Scudder  Kemper  in  1997  as
Manager                                      part of the firm's  emerging  markets
                                             portfolio  management teams. He began
                                             his investment  career in 1981. Prior
                                             to  joining  Scudder  Kemper,  he was
                                             the  founder   and  Chief   Executive
                                             Officer of a stock brokerage  company
                                             in Kenya.

Tara C. Kenney                  1998         Joined  Scudder  Kemper  in 1995 as a
Manager                                      portfolio  manager.  She is a  member
                                             of the firm's  Global Equity Group,
                                             focusing on portfolio management of
                                             Latin American  equity  securities.
                                             She has 15 years of  experience  in
                                             the field. Prior to joining Scudder
                                             Kemper, she was responsible for the
                                             origination    and   execution   of
                                             corporate  finance  transactions in
                                             Latin  America  at a banking  trust
                                             company.

Theresa Gusman                  1998         Joined  Scudder  Kemper in 1992 as an
Manager                                      equity   analyst    responsible   for
                                             China,  Hong  Kong,  Indonesia  and
                                             Taiwan. She then joined the Pacific
                                             Basin portfolio  management team in
                                             1996.   She  began  her  investment
                                             career  in 1983.  Prior to  joining
                                             Scudder  Kemper,  she was an equity
                                             research analyst at an unaffiliated
                                             investment management company.
-----------------------------------------------------------------------------------

Kemper Emerging Markets Income Fund

                          Joined the Fund
                           as a Portfolio
Name & Title                  Manager        Background
-----------------------------------------------------------------------------------
M. Isabel Saltzman              1997         Joined  Scudder  Kemper  in 1990 as a
Lead Manager                                 portfolio   manager.   She   is   the
                                             Product   Leader   and   a   Senior
                                             Portfolio  Manager  for the  firm's
                                             Emerging  Markets  Bond Group.  She
                                             began  her  investment   career  in
                                             1979.   Prior  to  joining  Scudder
                                             Kemper, she worked in international
                                             finance at a bank.

Susan E. Dahl                   1997         Joined  Scudder  Kemper  in  1987  as
Manager                                      head of  fixed  income  trading.  She
                                             has  over  seven  years  of  emerging
                                             markets  investment  experience  as a
                                             portfolio   manager.   She   is   the
                                             Capital  Markets   Strategist  and  a
                                             Senior  Portfolio   Manager  for  the
                                             firm's  Emerging  Markets Bond Group.
                                             She  began her  investment  career in
                                             1987.
-----------------------------------------------------------------------------------

Kemper Global Blue Chip Fund

                          Joined the Fund
                           as a Portfolio
Name & Title                  Manager        Background
-----------------------------------------------------------------------------------
Diego Espinosa                  1998         Joined  Scudder  Kemper in 1996 as an
Lead Manager                                 analyst  for  Latin  American  equity
                                             securities.  He has over  five  years
                                             of direct  investment  experience  as
                                             both   an   analyst   and   portfolio
                                             manager.   He  began  his  investment
                                             career  in  1991.  Prior  to  joining
                                             Scudder   Kemper,   he  was  a  Latin
                                             American equities  securities analyst
                                             for   an   unaffiliated    investment
                                             management company.

William E. Holzer               1998         Joined  Scudder  Kemper in 1980 as an
Manager                                      analyst and portfolio manager.  He is
                                             Product Leader of the firm's global
                                             equity investment product and is on
                                             the portfolio  management teams for
                                             other   affiliated    international
                                             mutual   funds.    He   began   his
                                             investment career in 1970. Prior to
                                             joining  Scudder  Kemper,  he was a
                                             credit analyst in the international
                                             department   at  a  banking   trust
                                             company.

Nicholas Bratt                  1998         Joined  Scudder  Kemper  in 1976 as a
Manager                                      portfolio manager.  Since then he has
                                             served  as  portfolio  manager  for
                                             other   affiliated    international
                                             mutual  funds and has over 20 years
                                             of     international     investment
                                             experience.   He  is  Head  of  the
                                             firm's    Global    Equity   Group,
                                             responsible   for   the   strategic
                                             direction  of  the  firm's   equity
                                             management business.
-----------------------------------------------------------------------------------

Global Discovery Fund

                          Joined the Fund
                           as a Portfolio
Name & Title                  Manager        Background
-----------------------------------------------------------------------------------
Gerald J. Moran                 1991         Joined  Scudder  Kemper in 1968 as an
Lead Manager                                 analyst.  Since  then  he has  worked
                                             within    the     firm's     research
                                             department    and   has   served   as
                                             portfolio     manager    for    other
                                             affiliated   mutual  funds.  For  the
                                             last    decade,    he   has    worked
                                             exclusively  with  small cap  stocks.
                                             He has  over  30  years  of  industry
                                             experience.

Sewall F. Hodges                1996         Joined  Scudder  Kemper  in 1995 as a
Manager                                      portfolio manager.  He is a member of
                                             the firm's Global  Equity  Group.  He
                                             began his investment  career in 1978.
                                             Prior to joining  the firm,  he was a
                                             global equity  portfolio  manager and
                                             research  analyst at an  unaffiliated
                                             investment management company.


Steven T. Stokes                1999         Joined  Scudder  Kemper  in 1996 as a
Manager                                      portfolio   manager.   He  began  his
                                             investment  career in 1986.  Prior to
                                             joining  Scudder  Kemper,  he  was an
                                             equity   analyst   and  member  of  a
                                             portfolio   management  team  for  an
                                             unaffiliated   investment  management
                                             company.
-----------------------------------------------------------------------------------


Kemper Global Income Fund

                         Joined the Fund
                         as a Portfolio
Name & Title                 Manager       Background
-----------------------------------------------------------------------------------



Jan Faller                    1999         Joined  Scudder  Kemper  in  1999  as a
Co-Lead  Manager                           portfolio   manager.   He   began   his
                                           investment  career in 1988.  Prior to
                                           joining Scudder  Kemper,  he was part
                                           of the Global Fixed Income  Portfolio
                                           Management  team  at an  unaffiliated
                                           investment management company.

Robert Stirling               1999         Mr.   Stirling   is  an   International
Co-Lead Manager                            Portfolio     Manager     at    Scudder
                                           Investments,    (U.K.)   Limited,    an
                                           affiliated     investment    management
                                           company.   Prior  to  joining   Scudder
                                           Kemper,   he  was  a   partner   of  an
                                           unaffiliated    investment   management
                                           company  managing  fixed income  assets
                                           and  assisting  in  the  management  of
                                           currency risk.

Jeremy L. Ragus               1999         Joined  Scudder  Kemper in 1990.  Prior
Manager                                    to  joining  Scudder  Kemper,  he was a
                                           vice  president  of  a  municipal  bond
                                           department    for    an    unaffiliated
                                           investment management company.
-----------------------------------------------------------------------------------

Kemper International Fund

                          Joined the Fund
                           as a Portfolio
Name & Title                  Manager        Background
-----------------------------------------------------------------------------------



Irene T. Cheng                  1999         Joined  Scudder  Kemper  in 1993 as a
Lead Manager                                 portfolio  manager.  She is a  member
                                             of the firm's  Global  Equity Group
                                             and   has   over   six   years   of
                                             experience as a portfolio  manager.
                                             She began her investment  career in
                                             1985.   Prior  to  joining  Scudder
                                             Kemper,  she spent  three  years in
                                             merchant  banking   activities  and
                                             three years as an equity analyst.


Marc J. Slendebroek             1998         Joined  Scudder  Kemper  in 1994 as a
Manager                                      European  equity  analyst.  He  is an
                                             international  portfolio manager at
                                             Scudder     Investments,     (U.K.)
                                             Limited,  an affiliated  investment
                                             management  company.  He began  his
                                             investment career in 1990. Prior to
                                             joining Scudder  Kemper,  he worked
                                             for  an   unaffiliated   investment
                                             management company  responsible for
                                             the Dutch equity research product.
-----------------------------------------------------------------------------------

Kemper International Growth And Income Fund

                          Joined the Fund
                           as a Portfolio
Name & Title                  Manager        Background
-----------------------------------------------------------------------------------
Sheridan P. Reilly              1998         Joined  Scudder  Kemper in 1995 as an
Lead Manager                                 analyst.   He  is  a  member  of  the
                                             firm's  Global  Equity Group and is
                                             on the portfolio  management  teams
                                             for other affiliated  international
                                             mutual   funds.    He   began   his
                                             investment career in 1987. Prior to
                                             joining Scudder Kemper,  he focused
                                             on  strategies   for  global  bonds
                                             portfolios,  currency hedging,  and
                                             foreign   equity   markets   at  an
                                             unaffiliated  investment management
                                             company.

Irene T. Cheng                  1998         Joined  Scudder  Kemper  in 1993 as a
Manager                                      portfolio  manager.  She is a  member
                                             of the firm's  Global  Equity Group
                                             and   has   over   six   years   of
                                             experience as a portfolio  manager.
                                             She began her investment  career in
                                             1985.   Prior  to  joining  Scudder
                                             Kemper,  she spent  three  years in
                                             merchant  banking   activities  and
                                             three years as an equity analyst.

Lauren C. Lambert               1999         Joined  Scudder  Kemper in 1994 as an
Manager                                      equity   analyst.   She   began   her
                                             investment  career in 1987.  Prior to
                                             joining  Scudder  Kemper,  she was an
                                             equity  analyst  at  an  unaffiliated
                                             investment management company.
-----------------------------------------------------------------------------------

Kemper Latin America Fund

                          Joined the Fund
                           as a Portfolio
Name & Title                  Manager        Background
-----------------------------------------------------------------------------------
Tara C. Kenney                  1996         Joined  Scudder  Kemper  in 1995 as a
Lead Manager                                 portfolio  manager.  She is a  member
                                             of the firm's  Global Equity Group,
                                             focusing on portfolio management of
                                             Latin American  equity  securities.
                                             She has 15 years of  experience  in
                                             the field. Prior to joining Scudder
                                             Kemper, she was responsible for the
                                             origination    and   execution   of
                                             corporate  finance  transactions in
                                             Latin  America  at a banking  trust
                                             company.

Edmund B. Games, Jr.            1992         Joined Scudder Kemper in 1960.  Since
Manager                                      then  he  has  served  as   portfolio
                                             manager   for   other    affiliated
                                             international  mutual funds and has
                                             over  39  years  of   international
                                             investment  experience.   He  is  a
                                             member of the firm's  Global Equity
                                             Group.

Paul H. Rogers                  1996         Joined  Scudder  Kemper  in 1994  and
Manager                                      was  responsible  for Latin  American
                                             corporate   bond  research  in  the
                                             firm's Emerging  Markets/High Yield
                                             Bond  Group.   Since  then  he  has
                                             served  as  portfolio  manager  for
                                             other   affiliated    international
                                             mutual   funds.    He   began   his
                                             investment career in 1985. Prior to
                                             joining Scudder Kemper he worked in
                                             the  Latin  American  group  for  a
                                             bank.
-----------------------------------------------------------------------------------


Year 2000 and euro readiness

Like all mutual funds, these funds could be affected by the inability of some computer systems to recognize the year 2000. Also, because they may invest in foreign securities, the funds may be affected by accounting differences, changes in tax treatment, or other issues related to the conversion of certain European currencies into the euro. The funds' investment manager has readiness programs designed to address these problems, and is also researching the readiness of suppliers and business partners as well as issuers of securities the funds own. Still, there's some risk that the year 2000 problem could materially affect a fund's operations (such as its ability to calculate net asset value and to handle purchases and redemptions), its investments, or securities markets in general.

ABOUT YOUR INVESTMENT

CHOOSING A SHARE CLASS

Each fund provides investors with the option of purchasing shares in the following ways:

--------------------------------------------------------------------------------

Class A  Shares^(1)   Offered at net asset value plus a maximum sales charge of
                      5.75% of the offering price, or 4.5% of the offering price in the cases of Kemper Global Income Fund and Kemper
                      Emerging Markets Income Fund.

                      Reduced sales charges apply to purchases of $50,000 or more for all funds except Kemper Global Income Fund and Kemper Emerging Markets Income Fund. Reduced sales charges apply to purchases of $100,000 or more for Kemper Global Income Fund and Kemper Emerging Markets Income Fund. Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a 1% contingent deferred sales charge if redeemed within one year of purchase and a 0.50% contingent deferred sales change if redeemed during the second year of purchase.

Class B Shares^(1)    Offered at net asset value without an initial sales
                      charge, but subject to a 0.75% Rule 12b-1 distribution fee and a contingent deferred sales charge that declines from 4% to zero on certain redemptions made within six years of purchase. Class B shares automatically convert into Class
                      A shares (which have lower ongoing expenses) six years after purchase.

Class C Shares^(1)    Offered at net asset value without an initial sales
                      charge, but subject to a 0.75% Rule 12b-1 distribution fee and a 1% contingent deferred sales charge on redemptions
                      made within one year of purchase. Class C shares do not
                      convert into another class.
--------------------------------------------------------------------------------

(1) Class A, B and C shares of Growth Fund Of Spain are subject to a 2% redemption fee on shares redeemed or exchanged within one year after purchase, with limited exceptions.

When placing purchase orders, investors must specify whether the order is for Class A, Class B or Class C shares. Each class of shares represents interests in the same portfolio of investments of a fund.

The decision as to which class to choose depends on a number of factors, including the amount and intended length of the investment. Investors that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than six years might consider Class B shares. Investors who prefer not to pay an initial sales charge but who plan to redeem their shares within six years might consider Class C shares. For more information about these sales arrangements, consult your financial representative or the Shareholder Service Agent. Be aware that financial services firms may receive different compensation depending upon which class of shares they sell.

Rule 12b-1 plan

Each fund has adopted a plan under Rule 12b-1 that provides for fees payable as an expense of the Class B shares and the Class C shares that are used by the distributor to pay for distribution and other services provided to shareholders of those classes. Because 12b-1 fees are paid out of fund assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than other types of sales charges. Long-term shareholders may pay more than the economic equivalent of the maximum initial sales charges permitted by the National Association of Securities Dealers, although Kemper Distributors, Inc. believes that it is unlikely, in the case of Class B shares, because of the automatic conversion feature of the shares.

Special features

Class A Shares -- Combined Purchases. Each fund's Class A shares (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of most Kemper Funds.

Class A Shares -- Letter of Intent. The same reduced sales charges for Class A shares also apply to the aggregate amount of purchases made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by Kemper Distributors. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period.

Class A Shares -- Cumulative Discount. Class A shares of a fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of a fund being purchased, the value of all Class A shares of the above mentioned Kemper Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

Class A Shares -- Large Order NAV Purchase Privilege. Class A shares of a fund may be purchased at net asset value by any purchaser provided that the amount invested in such fund or other Kemper Funds totals at least $1,000,000 including purchases of Class A shares pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described above (the "Large Order NAV Purchase Privilege").

Exchange Privilege -- General. Shareholders of Class A, Class B and Class C shares may exchange their shares for shares of the corresponding class of Kemper Mutual Funds. Currently, shares of a Kemper Fund with a value in excess of $1,000,000 (except Kemper Cash Reserves Fund) acquired by exchange from another Kemper Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy"). Effective June 1, 1999, shares of a Kemper Fund with a value of $1,000,000 or less (except Kemper Cash Reserves Fund) acquired by exchange from another Kemper Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days if, in the investment manager's judgement, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Fund and therefore may be subject to the 15-Day Hold Policy. For purposes of determining whether the 15 Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, direction or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services.

For purposes of determining any contingent deferred sales charge that may be imposed upon the redemption of the shares received on exchange, amounts exchanged retain their original cost and purchase date.

Upon the exchange of any class of shares of the Growth Fund Of Spain held for less than one year, a fee of 2% of the current net asset value of the shares will be assessed and retained by the fund for the benefit of the remaining shareholders (see "Redemption Fee" below). Redemptions for any one shareholder during any 90-day period in excess of the lesser of $250,000 or 1% of the net asset value of the fund at the beginning of the period are not eligible for the exchange privilege, and will be effected pursuant to the fund's redemption policies described in the fund's Statement of Additional Information under "Redemption-in-kind."

BUYING SHARES

You may purchase shares of a fund by contacting the securities dealer or other financial services firm from whom you received this prospectus.

CLASS A SHARES -- All funds, except Kemper Global Income Fund and Kemper Emerging Markets Income Fund

Public Offering Price. Including Sales Charge

                                                      Sales Charge
                                                      ------------

                                           As a % of              As a % of
Amount of Purchase                      Offering Price      Net Amount Invested*
------------------                      --------------      --------------------

Less than $50,000                            5.75%                 6.10%

$50,000 but less than $100,000               4.50                  4.71

$100,000 but less than $250,000              3.50                  3.63

$250,000 but less than $500,000              2.60                  2.67

$500,000 but less than $1 million            2.00                  2.04

$1 million and over                          0.00**                0.00**

-----------

*    Rounded to nearest one hundredth percent.

** Redemption of shares may be subject to a contingent deferred sales charge and, in the case of Growth Fund Of Spain, a redemption fee, as discussed below.

CLASS A SHARES -- Kemper Global Income Fund and Kemper Emerging Markets Income Fund

Public Offering Price. Including Sales Charge

                                                      Sales Charge
                                                      ------------

                                           As a % of        As a % of Net Amount
Amount of Purchase                      Offering Price            Invested*
------------------                      --------------            ---------

Less than $100,000                           4.50%                 4.71%

$100,000 but less than $250,000              3.50                  3.63

$250,000 but less than $500,000              2.60                  2.67

$500,000 but less than $1 million            2.00                  2.04

$1 million and over                          0.00**                0.00**

-----------

*    Rounded to nearest one hundredth percent.

** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

NAV Purchases

Class A shares of a fund may be purchased at net asset value by:

o shareholders in connection with the investment or reinvestment of income and capital gain dividends;

o a participant-directed qualified retirement plan or a participant-directed non-qualified deferred compensation plan or a participant-directed qualified retirement plan which is not sponsored by a K-12 school district, provided in each case that such plan has not less than 200 eligible employees;

o    any purchaser with Kemper Funds investment totals of at least $1,000,000;

o unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. or its predecessors through reinvestment programs described in the prospectuses of such trusts that have such programs;

o officers, trustees, directors, employees (including retirees) and sales representatives of a fund, its investment manager, its principal underwriter or certain affiliated companies, for themselves or members of their families, any trust, pension, profit-sharing or other benefit plan for only such persons;

o persons who purchase shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm;

o    registered  representatives and employees of broker-dealers  having selling
     group   agreements  with  Kemper   Distributors  or  any  trust,   pension,
     profit-sharing or other benefit plan for only such persons;

o    officers, directors, and employees of service agents of the funds;

o members of the plaintiff class in the proceeding known as Howard and Audrey Tabankin, et al. v. Kemper Short-Term Global Income Fund, et. al., Case No. 93 C 5231 (N.D.IL);

o selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to the funds pursuant to an agreement with Kemper Distributors or one of its affiliates;

o certain professionals who assist in the promotion of Kemper Funds pursuant to personal services contracts with Kemper Distributors, for themselves or members of their families;

o in connection with the acquisition of the assets of or merger or consolidation with another investment company;

o shareholders who owned shares of Kemper Value Series, Inc. ("KVS") on September 8, 1995, and have continuously owned shares of KVS (or a Kemper Fund acquired by exchange of KVS shares) since that date, for themselves or members of their families, any trust, pension, profit-sharing or other benefit plan for only such persons;

o persons who purchase shares of a fund through Kemper Distributors as part of an automated billing and wage deduction program administered by RewardsPlus of America;

o through certain investment advisers registered under the Investment Advisers Act of 1940 and other financial services firms, acting solely as agent for their clients, that adhere to certain standards established by Kemper Distributors, including a requirement that such shares be purchased for the benefit of their clients participating in an investment advisory program under which such clients pay a fee to the investment advisor or other firm for portfolio management or agency brokerage services.

Contingent Deferred Sales Charge

A contingent deferred sales charge may be imposed upon redemption of Class A shares purchased under the Large Order NAV Purchase Privilege as follows: 1% if they are redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The contingent deferred sales charge will be waived in the event of:

o redemptions under a fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account;

o redemption of shares of a shareholder (including a registered joint owner) who has died;

o redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled
     (as evidenced by a determination by the federal Social Security Administration);

o redemptions by a participant-directed qualified retirement plan or a participant-directed non-qualified deferred compensation plan or a participant-directed qualified retirement plan which is not sponsored by a K-12 school district;

o    redemptions  by  employer   sponsored  employee  benefit  plans  using  the
     subaccount record keeping system made available through the Shareholder Service Agent or its affiliates;

o    redemptions  of shares whose dealer of record at the time of the investment
     notifies  Kemper   Distributors  that  the  dealer  waives  the  commission
     applicable to such Large Order NAV Purchase.

Rule 12b-1 Fee

None

Exchange Privilege

Class A shares may be exchanged for each other at their relative net asset values. Shares of Money Market Funds and Kemper Cash Reserves Fund acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange.

Class A shares purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of any Kemper Fund or a Money Market Fund without paying any contingent deferred sales charge. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed.

Shares of Growth Fund Of Spain held for less than one year are subject to a 2% redemption fee upon exchange.

Redemption fee

Upon the redemption of any class of shares of Growth Fund Of Spain held for less than one year, a fee of 2% of the current net asset value of the shares will be assessed and retained by the fund for the benefit of the remaining shareholders.

Class B Shares

Public Offering Price

Net asset value per share without any sales charge at the time of purchase.

Contingent Deferred Sales Charge

A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends. The charge is computed at the following rates applied to the value of the shares redeemed excluding amounts not subject to the charge.

--------------------------------------------------------------------------------
Year of Redemption
After Purchase:           First    Second    Third    Fourth    Fifth     Sixth
--------------------------------------------------------------------------------
Contingent Deferred       4%       3%        3%       2%        2%        1%
Sales Charge:
--------------------------------------------------------------------------------

The contingent deferred sales charge will be waived:

o for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts);

o for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(2)(A)(iv) prior to age 59 1/2;

o    for redemptions made pursuant to a systematic withdrawal plan;

o in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed;

o in the event of the death of the shareholder (including a registered joint owner).

The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by Kemper Service Company, the Shareholder Service Agent:

o redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege);

o redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in a fund);

o redemptions in connection with distributions qualifying under the hardship provisions of the Code;

o    redemptions representing returns of excess contributions to such plans.

Rule 12b-1 Fee

0.75%

Conversion Feature

Class B shares of a fund will automatically convert to Class A shares of the same fund six years after issuance on the basis of the relative net asset value per share. Shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's fund account will be converted to Class A shares on a pro rata basis.

Exchange Privilege

Class B shares of a fund and Class B shares of most Kemper Funds may be exchanged for each other at their relative net asset values without paying any contingent deferred sales charge. Shares of Growth Fund Of Spain held for less than one year are subject to a 2% redemption fee upon exchange.

Redemption fee

Upon the redemption of any class of shares of Growth Fund Of Spain held for less than one year, a fee of 2% of the current net asset value of the shares will be assessed and retained by the fund for the benefit of the remaining shareholders.

CLASS C SHARES

Public Offering Price

Net asset value per share without any sales charge at the time of purchase.

Contingent Deferred Sales Charge

A contingent deferred sales charge of 1% may be imposed upon redemption of Class C shares redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The contingent deferred sales charge will be waived in the event of:

o redemptions by a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457;

o    redemptions  by  employer   sponsored  employee  benefit  plans  (or  their
     participants) using the subaccount record keeping system made available through the Shareholder Service Agent or its affiliates;

o redemption of shares of a shareholder (including a registered joint owner) who has died;

o redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled
     (as evidenced by a determination by the federal Social Security Administration);

o redemptions under a fund's systematic withdrawal plan at a maximum of 10% per year of the net asset value of the account;

o redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to Kemper Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly;

o redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system provided the dealer of record has waived the advance of the first year administrative services and distribution fees applicable to such shares and has agreed to receive such fees quarterly.

Rule 12b-1 Fee

0.75%

Conversion Feature

None

Exchange Privilege

Class C shares of a fund and Class C shares of most Kemper Funds may be exchanged for each other at their relative net asset values without paying any contingent deferred sales charge. Shares of Growth Fund Of Spain held for less than one year are subject to a 2% redemption fee upon exchange.

Redemption fee

Upon the redemption of any class of shares of Growth Fund Of Spain held for less than one year, a fee of 2% of the current net asset value of the shares will be assessed and retained by the fund for the benefit of the remaining shareholders.

SELLING AND EXCHANGING SHARES

General

Contact your securities dealer or other financial services firm to arrange for share redemptions or exchanges.

Any shareholder may require a fund to redeem his or her shares. When shares are held for the account of a shareholder by the funds' transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Mutual Funds, Attention: Redemption Department, P.O. Box 419557, Kansas City, Missouri 64141-6557.

An exchange of shares entails the sale of fund shares and subsequent purchase of shares of another Kemper Mutual Fund.

The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in December, 1999 will be eligible for the second year's charge if redeemed on or after December 1, 2000. In the event no specific order is requested when redeeming shares subject to a contingent deferred sales charge, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. KDI receives any contingent deferred sales charge directly.

Share certificates

When certificates for shares have been issued, they must be mailed to or deposited with Kemper Service Company, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed. The redemption request and stock power must be signed exactly as the account is registered, including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

Reinvestment privilege

Under certain circumstances, a shareholder who has redeemed Class A shares may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in Class A shares. The reinvestment privilege may be terminated or modified at any time. The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption.

DISTRIBUTIONS AND TAXES

Dividends and capital gains distributions


Each fund normally distributes dividends of net investment income as follows: annually for Kemper Asian Growth Fund, Kemper Emerging Markets Growth Fund,
Kemper Global Blue Chip Fund, Global Discovery Fund, Growth Fund Of Spain, Kemper International Fund, and Kemper Latin America Fund; semiannually for Kemper International Growth And Income Fund; monthly for Kemper Emerging Markets Income Fund and Kemper Global Income Fund. Each fund distributes any net realized short-term and long-term capital gains at least annually.


Income and capital gains dividends, if any, of a fund will be credited to shareholder accounts in full and fractional shares of the same class of that fund at net asset value on the reinvestment date, except that, upon written request to the Shareholder Service Agent, Kemper Service Company, a shareholder may select one of the following options:

1. To receive income and short-term capital gains dividends in cash and long-term capital gains dividends in shares of the same class at net asset value; or

2.   To receive income and capital gains dividends in cash.

Any dividends of a fund that are reinvested will normally be reinvested in shares of the same class of that same fund. However, by writing to the Shareholder Service Agent, you may choose to have dividends of a fund invested in shares of the same class of another Kemper fund at the net asset value of that class and fund. To use this privilege, you must maintain a minimum account value of $1,000 in the fund distributing the dividends. The funds will reinvest dividend checks (and future dividends) in shares of that same fund and class if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the same fund unless you request that such policy not be applied to your account.

Distributions are generally taxable, whether received in cash or reinvested.

Taxes

Dividends representing net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to individual shareholders as long-term capital gains, regardless of the length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable to you as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations.

A dividend received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend and, although in effect a return of capital, is taxable to you.

A sale or exchange of your shares is a taxable event and may result in a capital gain or loss which may be long-term or short-term, generally depending on how long you owned the shares. Shareholders of a fund may be subject to state, local and foreign taxes on fund distributions and dispositions of fund shares. You should consult your tax advisor regarding the particular tax consequences of an investment in a fund.

Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January are taxable to you as if paid on December 31 of the calendar year in which they were declared.

Each fund sends you detailed tax information about the amount and type of its distributions by January 31 of the following year. In certain years, you may be able to claim a credit or deduction on your income tax return for your share of foreign taxes paid by a fund.

Each fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Any such withheld amounts may be credited against your U.S. federal income tax liability.

TRANSACTION INFORMATION

Share price

Scudder Fund Accounting Corporation determines the net asset value per share of the funds as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. eastern time, on each day the New York Stock Exchange is open for trading. Market prices are used to determine the value of the funds' assets. If market prices are not readily available for a security or if a security's price is not considered to be market indicative, that security may be valued by another method that the Board or its delegate believes accurately reflects fair value. In those circumstances where a security's price is not considered to be market indicative, the security's valuation may differ from an available market quotation.

The net asset value per share of each fund is the value of one share and is determined separately for each class by dividing the value of a fund's total assets attributable to that class, less all liabilities of that class, by the number of shares of that class outstanding. The per share net asset value of the Class B and Class C shares of a fund will generally be lower than that of the Class A shares of a fund because of the higher annual expenses borne by the Class B and Class C shares.

To the extent that the funds invest in foreign securities, these securities may be listed on foreign exchanges that trade on days when the funds do not price their shares. As a result, the net asset value per share of the funds may change at a time when shareholders are not able to purchase or redeem their shares.

Redemption Fee

Upon the redemption or exchange of any class of shares of Growth Fund Of Spain held for less than one year, a fee of 2% of the current net asset value of the shares will be assessed and retained by the fund for the benefit of the remaining shareholders. The fee is waived for all shares purchased through certain retirement plans, including 401(k) plans, 403(b) plans, 457 plans, Keogh accounts, and other pension, profit-sharing and employee benefit plans. However, if such shares are purchased through a broker, financial institution or recordkeeper maintaining an omnibus account for the shares, such waiver may not apply. (Before purchasing shares, please check with your account representative concerning the availability of the fee waiver.) In addition, this waiver does not apply to any IRA or SEP-IRA accounts. This fee is intended to encourage long-term investment in the fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to the investment manager or its subsidiaries, and does not benefit the investment manager in any way. The fund reserves the right to modify the terms of or terminate this fee at any time.

The fee applies to redemptions from the fund and exchanges to other Kemper Funds, but not to dividend or capital gains distributions which have been automatically reinvested in the fund. The fee is applied to the shares being redeemed or exchanged in the order in which they were purchased. In the event that a shareholder has acquired shares of the fund in connection with the fund's acquisition of the assets of or merger or consolidation with another investment company, the shareholder will generally be permitted to add the period he or she held shares of the acquired fund to the time he or she has held Class A shares of the fund in determining the applicability of the redemption fee. In such a case, the shareholder bears the burden of demonstrating to the fund the period of ownership of the acquired fund. Proof of ownership for the required period may be demonstrated by providing copies of brokerage account statements or other appropriate share records in connection with a redemption under cover of the redemption and certification form.

With respect to Growth Fund Of Spain, for redemptions in excess of the lesser of $250,000 or 1% of the net asset value of the fund during any 90-day period, a redemption request will be considered valid only if accompanied by a properly completed redemption and certification form which can be obtained by contacting the Shareholder Service Agent. The form details, among other things, the shareholder's valid custodial arrangements in Spain, Portugal and the U.S. No redemptions requests subject to in-kind redemption may be made other than by a written request accompanied by a properly completed redemption and certification form.

Processing time

All requests to buy and sell shares that are received in good order by the funds' transfer agent by the close of regular trading on the New York Stock Exchange are executed at the net asset value per share calculated at the close of trading that day (subject to any applicable sales load or contingent deferred sales charge). Orders received by dealers or other financial services firms prior to the determination of net asset value and received by the funds' transfer agent prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased.

Payment for shares you sell will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request. If you have share certificates, these must accompany your order in proper form for transfer. When you place an order to sell shares for which the fund may not yet have received good payment (i.e., purchases by check, EXPRESS-Transfer or Bank Direct Deposit), the fund may delay transmittal of the proceeds until it has determined that collected funds have been received for the purchase of such shares. This may be up to 10 days from receipt by a fund of the purchase amount. The redemption of shares within certain time periods may be subject to contingent deferred sales charges, as noted above.

Signature guarantees

A signature guarantee is required unless you sell $50,000 or less worth of shares (prior to the imposition of any contingent deferred sales charge) and the proceeds are payable to the shareholder of record at the address of record. You can obtain a guarantee from most brokerage houses and financial institutions, although not from a notary public. The funds will normally send you the proceeds within one business day following your request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The funds and their transfer agent each reserves the right to reject purchases of fund shares (including exchanges) for any reason, including when there is evidence of a pattern of frequent purchases and sales made in response to short-term fluctuations in a fund's share price. Each fund reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders. Also, from time to time, each fund may temporarily suspend the offering of its shares or a class of its shares to new investors. During the period of such suspension, persons who are already shareholders normally are permitted to continue to purchase additional shares and to have dividends reinvested.

Minimum balances

The minimum initial investment for each fund is $1,000 and the minimum subsequent investment is $100. The minimum initial investment for an Individual Retirement Account is $250 and the minimum subsequent investment is $50. Under an automatic investment plan, such as Bank Direct Deposit, Payroll Direct Deposit or Government Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion.

Because of the high cost of maintaining small accounts, the funds may assess a quarterly fee of $9 on an account with a balance below $1,000 for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, Individual Retirement Accounts or employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent.

Third party transactions

If you  buy  and  sell  shares  of a  fund  through  a  member  of the  National
Association of Securities Dealers, Inc. (other than the funds' distributor, Kemper Distributors), that member may charge a fee for that service. This prospectus should be read in connection with such firm's material regarding their fees and services.

Redemption-in-kind

Each fund reserves the right to honor any request for redemption or repurchase by making payment in whole or in part in readily marketable securities
("redemption-in-kind"). These securities will be chosen by the fund and valued as they are for purposes of computing the fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

It is the policy of Growth Fund Of Spain to redeem its shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the fund at the beginning of the period. As an operating policy, the fund will satisfy redemption requests in excess of such amount by distributing portfolio securities in lieu of cash. Shareholders whose redemptions are effected in-kind may bear expenses in excess of 1% of the net asset value of the shares of the fund redeemed, which expenses are in addition to any applicable redemption fee or contingent deferred sales charge (see the Statement of Additional Information about redemptions-in-kind).

FINANCIAL HIGHLIGHTS

The financial highlights tables below are intended to help you understand the funds' financial performance for the periods reflected below. Certain information reflects the financial results for a single fund share. The total return figures show what a shareholder in a fund would have earned (or lost) assuming reinvestment of all distributions. This information, for all funds except Global Discovery Fund, has been audited by Ernst & Young LLP. With respect to Global Discovery Fund, this information has been audited by PricewaterhouseCoopers LLP. The reports of each of the auditors, along with the funds' financial statements, are included in the funds' annual reports, which are available upon request by calling Kemper at 1-800-621-1048.

Growth Fund Of Spain is the successor entity to The Growth Fund of Spain, Inc., a closed-end management investment company that had one class of shares. In connection with the December 11, 1998 reorganization of The Growth Fund of Spain, Inc. as Growth Fund Of Spain, an open-end series of Kemper Global/International Series, Inc., the shares of The Growth Fund of Spain, Inc. were exchanged on that date for Class A shares of the fund. Accordingly, the following table shows financial information for Growth Fund Of Spain's Class A shares expressed in terms of one share outstanding throughout the relevant period, and reflects the operations of The Growth Fund of Spain, Inc. as a closed-end investment company. Financial information is not available for the fund's Class B and Class C shares since the reorganization took place after the close of the fund's most recent fiscal year. Effective as of the fund's 1998 fiscal year, the fund's fiscal year end was changed to October 31.

Growth Fund Of Spain


                             Eleven
                             months
                             ended
                             October
                               31,               Year ended November 30,
                              1998          1997      1996       1995       1994
--------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning
  of period                    $19.06      15.67      13.33     12.40      10.67
--------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income           .11        .24        .36       .37        .32
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain                5.72       4.15       2.69      1.01       1.41
--------------------------------------------------------------------------------
Total from investment
  operations                     5.83       4.39       3.05      1.38       1.73
--------------------------------------------------------------------------------
Less dividends:
  Distribution from net
  investment income               .11        .17        .42       .45      --
--------------------------------------------------------------------------------
  Distribution from net
  realized gain                  1.36        .83        .29     --         --
--------------------------------------------------------------------------------
Total dividends                  1.47       1.00        .71       .45      --
--------------------------------------------------------------------------------
Net asset value, end of
period                         $23.42      19.06      15.67     13.33      12.40
--------------------------------------------------------------------------------
Total return (not
annualized)                    32.90%      29.86      24.12     11.62      16.21
--------------------------------------------------------------------------------
Ratios to average net assets
  (annualized)
Expenses                        1.43%       1.22       1.25      1.22       1.23
--------------------------------------------------------------------------------
Net investment income            .58%       1.29       2.46      2.89       2.57
--------------------------------------------------------------------------------
Supplemental data
Net assets at end of period
  (in thousands)              $387,126   315,059    263,935   227,997    213,972
--------------------------------------------------------------------------------
Portfolio turnover rate
  (annualized)                   10%         29         45        69         85
--------------------------------------------------------------------------------

Note:  Total return reflects reinvestment of dividends.

Kemper Asian Growth Fund


                                                                       October 21
                                                                           to
                                                   Year ended           November
                                                  November 30,             30,
CLASS A                                        1998         1997         1996
-----------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period          $6.65        10.04         9.50
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         .11          .08           --
-----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)     (1.27)       (3.47)         .54
-----------------------------------------------------------------------------------
Total from investment operations              (1.16)       (3.39)         .54
-----------------------------------------------------------------------------------
Less distribution from net investment           .08           --           --
income
-----------------------------------------------------------------------------------
Net asset value, end of period                $5.41         6.65        10.04
-----------------------------------------------------------------------------------
Total return (not annualized)                (17.66)%     (33.76)        5.68
-----------------------------------------------------------------------------------
Ratios to average net assets (annualized)
Expenses                                       1.80%        1.60         1.46
-----------------------------------------------------------------------------------
Net investment income                          2.05%         .97          .74
-----------------------------------------------------------------------------------
Other ratios to average net assets
  (annualized)
Expenses                                       2.65%        2.62         1.46
-----------------------------------------------------------------------------------
Net investment income (loss)                   1.20%        (.05)         .74
-----------------------------------------------------------------------------------


                                                                       October 21
                                                                           to
                                                   Year ended           November
                                                  November 30,             30,
CLASS B                                        1998         1997         1996
-----------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period          $6.58        10.03         9.50
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         .06           --           --
-----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)     (1.28)       (3.45)         .53
-----------------------------------------------------------------------------------
Total from investment operations              (1.22)       (3.45)         .53
-----------------------------------------------------------------------------------
Less distribution from net investment
income                                          .02           --           --
-----------------------------------------------------------------------------------
Net asset value, end of period                $5.34         6.58        10.03
-----------------------------------------------------------------------------------
Total return (not annualized)                (18.65)%     (34.40)        5.58
-----------------------------------------------------------------------------------
Ratios to average net assets (annualized)
Expenses                                       2.78%        2.57         2.34
-----------------------------------------------------------------------------------
Net investment income (loss)                   1.07%           --        (.14)
-----------------------------------------------------------------------------------
Other ratios to average net assets
  (annualized)
Expenses                                       4.29%        3.51         2.34
-----------------------------------------------------------------------------------
Net investment loss                            (.44)%       (.94)        (.14)
-----------------------------------------------------------------------------------


                                                                       October 21
                                                                           to
                                                   Year ended           November
                                                  November 30,             30,
CLASS C                                        1998         1997         1996
-----------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period          $6.60        10.03         9.50
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         .05           --           --
-----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)     (1.28)       (3.43)         .53
-----------------------------------------------------------------------------------
Total from investment operations              (1.23)       (3.43)         .53
-----------------------------------------------------------------------------------
Less distribution from net investment
income                                          .02           --           --
-----------------------------------------------------------------------------------
Net asset value, end of period                $5.35         6.60        10.03
-----------------------------------------------------------------------------------
Total return (not annualized)                (18.72)%     (34.20)        5.58
-----------------------------------------------------------------------------------
Ratios to average net assets (annualized)
Expenses                                       2.71%        2.54         2.34
-----------------------------------------------------------------------------------
Net investment income (loss)                   1.14%         .03         (.14)
-----------------------------------------------------------------------------------
Other ratios to average net assets
  (annualized)
Expenses                                       4.56%        3.55         2.34
-----------------------------------------------------------------------------------
Net investment loss                            (.71)%       (.98)        (.14)
-----------------------------------------------------------------------------------


                                                                       October 21
                                                                           to
                                                   Year ended           November
                                                  November 30,             30,
                                               1998         1997         1996
-----------------------------------------------------------------------------------
Supplemental data for all classes
Net assets at end of period                 $7,416,000   6,398,000     1,949,000
-----------------------------------------------------------------------------------
Portfolio turnover rate (annualized)           131%          155           74
-----------------------------------------------------------------------------------

Note: Total return does not reflect the effect of any sales charges. Scudder Kemper Investments, Inc. agreed to waive a portion of its management fee and absorb certain operating expenses of the fund during the years ended November 30, 1998 and 1997. The Other Ratios to Average Net Assets are computed without this expense waiver or absorption.

Kemper Emerging Markets Growth Fund

                                             For the period from January 9, 1998
                                                  (commencement of operations)
                                                       to October 31, 1998
                                               CLASS A      CLASS B     CLASS C
--------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period            $9.50         9.50        9.50
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    .03         (.01)       (.03)
--------------------------------------------------------------------------------
  Net realized and unrealized loss              (1.73)       (1.75)      (1.71)
--------------------------------------------------------------------------------
Total from investment operations                (1.70)       (1.76)      (1.74)
--------------------------------------------------------------------------------
Net asset value, end of period                  $7.80         7.74        7.76
--------------------------------------------------------------------------------
Total return (not annualized)                  (17.89)%     (18.53)     (18.32)
--------------------------------------------------------------------------------
Ratios to average net assets (annualized)
Expenses absorbed by the fund                    2.28%        3.18        3.15
--------------------------------------------------------------------------------
Net investment income (loss)                      .40%        (.50)       (.47)
--------------------------------------------------------------------------------
Other ratios to average net assets
(annualized)
Expenses                                        22.38%       24.06       24.03
--------------------------------------------------------------------------------
Net investment loss                            (19.70)%     (21.38)     (21.35)
--------------------------------------------------------------------------------
Supplemental data for all classes
Net assets at end of period                                           $1,771,222
--------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                       69%
--------------------------------------------------------------------------------

Note: Total return does not reflect the effect of any sales charges. Scudder Kemper Investments, Inc. has agreed to temporarily waive its management fee and absorb certain operating expenses of the fund. The Other Ratios to Average Net Assets are computed without this expense waiver or absorption.

Kemper Emerging Markets Income Fund

                                           For the period from December 31, 1997
                                                  (commencement of operations)
                                                       to October 31, 1998

                                               CLASS A      CLASS B     CLASS C
--------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period            $9.50         9.50        9.50
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           .64          .53         .54
--------------------------------------------------------------------------------
  Net realized and unrealized loss              (4.14)       (4.09)      (4.09)
--------------------------------------------------------------------------------
Total from investment operations                (3.50)       (3.56)      (3.55)
--------------------------------------------------------------------------------
Less distribution from net investment income      .61          .56         .56
--------------------------------------------------------------------------------
Net asset value, end of period                  $5.39         5.38        5.39
--------------------------------------------------------------------------------
Total return (not annualized)                  (38.39)%     (38.87)     (38.75)
--------------------------------------------------------------------------------
Ratios to average net assets (annualized)
Expenses absorbed by the fund before             1.68%        2.56        2.53
interest expense
--------------------------------------------------------------------------------
Expenses absorbed by the fund after interest     2.46%        3.34        3.31
expense
--------------------------------------------------------------------------------
Net investment income                           10.59%        9.71        9.74
--------------------------------------------------------------------------------
Other ratios to average net assets
(annualized)
Expenses before interest expense                 5.12%        6.75        6.72
--------------------------------------------------------------------------------
Expenses after interest expense                  5.90%        7.53        7.50
--------------------------------------------------------------------------------
Net investment income                            7.15%        5.52        5.55
--------------------------------------------------------------------------------
Supplemental data for all classes
Net assets at end of period                                           $5,040,189
--------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                      294%
--------------------------------------------------------------------------------

Note: Total return does not reflect the effect of any sales charges. Scudder Kemper Investments, Inc. has agreed to temporarily waive its management fee and absorb certain operating expenses of the fund. The Other Ratios to Average Net Assets are computed without this expense waiver or absorption.

Kemper Global Blue Chip Fund

                                           For the period from December 31, 1997
                                                  (commencement of operations)
                                                       to October 31, 1998

                                               CLASS A      CLASS B     CLASS C
--------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period            $9.50         9.50        9.50
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           .05         --          --
--------------------------------------------------------------------------------
  Net realized and unrealized gain                .66          .63         .64
--------------------------------------------------------------------------------
Total from investment operations                  .71          .63         .64
--------------------------------------------------------------------------------
Net asset value, end of period                 $10.21        10.13       10.14
--------------------------------------------------------------------------------
Total return (not annualized)                    7.47%        6.63        6.74
--------------------------------------------------------------------------------
Ratios to average net assets (annualized)
Expenses absorbed by the fund                    1.80%        2.68        2.65
--------------------------------------------------------------------------------
Net investment income                             .92%         .04         .07
--------------------------------------------------------------------------------
Other ratios to average net assets
(annualized)
Expenses                                         6.06%        7.69        7.66
--------------------------------------------------------------------------------
Net investment loss                            (3.34)%       (4.97)      (4.94)
--------------------------------------------------------------------------------
Supplemental data for all classes
Net assets at end of period                                           $9,539,623
--------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                       84%
--------------------------------------------------------------------------------

Note: Total return does not reflect the effect of any sales charges. Scudder Kemper Investments, Inc. has agreed to temporarily waive its management fee and absorb certain operating expenses of the fund. The Other Ratios to Average Net Assets are computed without this expense waiver or absorption.

Global Discovery Fund

                                               For the         For the     For the
                                                Period         Period       Period
                                              April 16,       April 16,   April 16,
                                                 1998           1998         1998
                                             (commence-      (commence-   (commence-
                                            ment of sale    ment of sale  ment of sale of
                                              of Class A      of Class B     Class C
                                              shares) to     shares) to   shares) to
                                             October 31,       October   October 31,
                                                 1998         31, 1998       1998
                                               CLASS A         CLASS B     CLASS C
-----------------------------------------------------------------------------------------
Net asset value, beginning of period           $23.98          $23.98      $23.98
-----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (.09)           (.18)       (.17)
-----------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments transactions                      (4.11)          (4.10)      (4.11)
-----------------------------------------------------------------------------------------
Total from investment operations                (4.20)          (4.28)      (4.28)
-----------------------------------------------------------------------------------------
Net asset value, end of period                 $19.78          $19.70      $19.70
-----------------------------------------------------------------------------------------
Total return (%)(b)(c)                         (17.51)**       (17.85)**   (17.85)**
-----------------------------------------------------------------------------------------
Ratios and Supplemental Data
Net assets, end of period ($ millions)             11            6           2
-----------------------------------------------------------------------------------------
Ratio of operating expenses, net to average
  daily net assets (%)                           1.95*          2.83*        2.80*
-----------------------------------------------------------------------------------------
Ratio of operating expenses before expense
  reductions, to average daily net assets
  (%)                                            2.20*          3.13*        3.23*
-----------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
  average daily net assets (%)                  (1.00)*        (1.87)*      (1.88)*
-----------------------------------------------------------------------------------------
Portfolio turnover rate (%)                     40.6           40.6         40.6
-----------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) Total return does not reflect the effect of any sales charges.

(c) Total return would have been lower had certain expenses not been reduced.

*   Annualized

**  Not annualized

Kemper Global Income Fund

                                              Year ended December 31,
CLASS A                         1998       1997      1996       1995       1994
--------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning
  of year                       $8.58       8.97       9.05      8.55      9.29
--------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income           .37        .48        .52       .61       .60
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)          .50       (.33)      (.02)     1.05      (.74)
--------------------------------------------------------------------------------
Total from investment
  operations                      .87        .15        .50      1.66     (.14)
--------------------------------------------------------------------------------
Less dividends:
  Distribution from net
  investment income               .40        .47        .58      1.16      .38
--------------------------------------------------------------------------------
  Tax return of capital
  distribution                    .11        .07         --        --      .22
--------------------------------------------------------------------------------
Total dividends                   .51        .54        .58      1.16      .60
--------------------------------------------------------------------------------
Net asset value, end of year    $8.94       8.58       8.97      9.05     8.55
--------------------------------------------------------------------------------
Total return                    10.48%      1.80       5.87     19.89    (1.47)
--------------------------------------------------------------------------------
Ratios to average net assets
Expenses                         1.58%      1.32       1.48      1.34     1.53
--------------------------------------------------------------------------------
Net investment income            4.31%      5.56       5.77      6.43     6.67
--------------------------------------------------------------------------------

                                                                           May
                                                                          31 to
                                                                        December
                                        Year ended December 31,            31,
CLASS B                         1998       1997      1996       1995      1994
--------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning
  of period                     $8.60       9.00       9.09      8.56      8.70
--------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income           .31        .41        .46       .56       .30
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)          .49       (.33)      (.02)     1.05      (.14)
--------------------------------------------------------------------------------
Total from investment
  operations
--------------------------------------------------------------------------------
Less dividends:
  Distribution from net           .34        .42        .53      1.08       .19
  investment income               .80        .08        .44      1.61       .16
--------------------------------------------------------------------------------
  Tax return of capital
  distribution                    .10        .06         --        --       .11
--------------------------------------------------------------------------------
Total dividends                   .44        .48        .53      1.08       .30
--------------------------------------------------------------------------------
Net asset value, end of
  period                        $8.96       8.60       9.00      9.09     8.56
--------------------------------------------------------------------------------
Total return (not
  annualized)                    9.56%      1.03       5.11     19.21     1.89
--------------------------------------------------------------------------------
Ratios to average net assets
  (annualized)
Expenses                         2.32%      2.18       2.14      1.98     2.27
--------------------------------------------------------------------------------
Net investment income            3.57%      4.70       5.11      5.79     5.89
--------------------------------------------------------------------------------

                                                                      May 31 to
                                                                       December
                                         Year ended December 31,          31,
CLASS C                         1998      1997      1996       1995      1994
--------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning
of period                       $8.62      9.02       9.09      8.56       8.70
--------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income           .32       .42        .48       .57        .30
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)          .49      (.33)      (.02)      1.05      (.14)
--------------------------------------------------------------------------------
Total from investment
  operations                      .81       .09        .46      1.62        .16
--------------------------------------------------------------------------------
Less dividends:
  Distribution from net
  investment income               .34       .43        .53      1.09        .19
--------------------------------------------------------------------------------
  Tax return of capital
  distribution                    .10       .06         --        --        .11
--------------------------------------------------------------------------------
Total dividends                   .44       .49        .53      1.09        .30
--------------------------------------------------------------------------------
Net asset value, end of
period                          $8.99      8.62       9.02      9.09       8.56
--------------------------------------------------------------------------------
Total return (not
annualized)                     9.72%      1.09       5.31     19.26       1.91
--------------------------------------------------------------------------------
Ratios to average net assets
  (annualized)
Expenses                        2.13%      2.11       2.06      2.06       2.23
--------------------------------------------------------------------------------
Net investment income           3.76%      4.77       5.19      5.71       5.93
--------------------------------------------------------------------------------

                                              Year ended December 31,
                                1998       1997      1996       1995       1994
--------------------------------------------------------------------------------
Supplemental data for all classes
Net assets at end of year
  (in thousands)              $84,795     99,054    131,761   152,959    170,700
--------------------------------------------------------------------------------
Portfolio turnover rate          313%        283        276       220        378
--------------------------------------------------------------------------------

Note:  Total return does not reflect the effect of any sales charges.  Per share
data  for  1998,  1997  and  1996  were  determined   based  on  average  shares
outstanding.

Kemper International Fund

                                            Year ended October 31,
CLASS A                         1998      1997      1996       1995        1994
-------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning
of year                        $12.68      11.96      10.59     11.13     10.56
-------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income            .04         --        .04       .07        --
-------------------------------------------------------------------------------
  Net realized and
  unrealized gain                 .01       1.52       1.50       .05       .86
-------------------------------------------------------------------------------
Total from investment
  operations                      .05       1.52       1.54       .12       .86
-------------------------------------------------------------------------------
Less dividends:
  Distribution from net
  investment income               .08        .12        .12     --        --
-------------------------------------------------------------------------------
  Distribution from net
  realized gain                   .55        .68        .05       .66       .29
-------------------------------------------------------------------------------
Total dividends                   .63        .80        .17       .66       .29
-------------------------------------------------------------------------------
Net asset value, end of year   $12.10      12.68      11.96     10.59     11.13
-------------------------------------------------------------------------------
Total return                     .45%      13.49      14.70      1.69      8.32
-------------------------------------------------------------------------------
Ratios to average net assets
Expenses                        1.64%       1.57       1.64      1.57      1.54
-------------------------------------------------------------------------------
Net investment income            .36%        .16        .34       .83       .02
-------------------------------------------------------------------------------

                                                                       May 31 to
                                                                        October
                                         Year ended October 31,           31,
CLASS B                         1998       1997      1996       1995     1994
--------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning
  of period                    $12.50      11.81      10.46     11.09     10.58
Income from investment
  operations:
  Net investment loss           (.08)      (.12)      (.06)     (.02)     (.04)
-------------------------------------------------------------------------------
  Net realized and
  unrealized gain                .03       1.51       1.47       .05       .55
-------------------------------------------------------------------------------
Total from investment           (.05)      1.39       1.41       .03       .51
  operations
-------------------------------------------------------------------------------
Less dividends:
  Distribution from net
  investment income                --           .02        .01     --     --
-------------------------------------------------------------------------------
  Distribution from net
  realized gain                   .55        .68        .05       .66     --
-------------------------------------------------------------------------------
Total dividends                   .55        .70        .06       .66     --
-------------------------------------------------------------------------------
Net asset value, end of
period                         $11.90      12.50      11.81     10.46     11.09
-------------------------------------------------------------------------------
Total return (not              (.37)%      12.32      13.59       .84      4.82
annualized)
-------------------------------------------------------------------------------
Ratios to average net assets
  (annualized)
Expenses                        2.62%       2.57       2.53      2.50      2.58
-------------------------------------------------------------------------------
Net investment loss            (.62)%      (.84)      (.55)     (.10)     (.97)
-------------------------------------------------------------------------------

                                                                       May 31 to
                                                                         October
                                         Year ended October 31,            31,
CLASS C                         1998       1997      1996       1995      1994
--------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning
of period                      $12.51      11.81      10.46     11.09     10.58
-------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment loss           (.08)      (.09)      (.06)     (.02)     (.04)
-------------------------------------------------------------------------------
  Net realized and
  unrealized gain                .03       1.49       1.47       .05       .55
-------------------------------------------------------------------------------
Total from investment           (.05)      1.40       1.41       .03       .51
  operations
-------------------------------------------------------------------------------
Less dividends:
  Distribution from net
  investment income             --           .02        .01     --        --
-------------------------------------------------------------------------------
  Distribution from net
  realized gain                   .55        .68        .05       .66     --
-------------------------------------------------------------------------------
Total dividends                   .55        .70        .06       .66     --
-------------------------------------------------------------------------------
Net asset value, end of
period                         $11.91      12.51      11.81     10.46     11.09
-------------------------------------------------------------------------------
Total return (not
annualized)                    (.37)%      12.45      13.59       .84      4.82
-------------------------------------------------------------------------------
Ratios to average net assets
  (annualized)
Expenses                        2.55%       2.49       2.50      2.50      2.52
-------------------------------------------------------------------------------
Net investment loss            (.55)%      (.76)      (.52)     (.10)     (.91)
-------------------------------------------------------------------------------

                                               Year ended October 31,
                                1998       1997      1996       1995       1994
--------------------------------------------------------------------------------
Supplemental data for all classes

Net assets at end of year
  (in thousands)              $604,684   588,069    472,243   364,708    418,282
--------------------------------------------------------------------------------
Portfolio turnover rate          105%         76        104       114        103
--------------------------------------------------------------------------------

Note: Total return does not reflect the effect of any sales charges. Per share data were determined based on average shares outstanding for the years ended 1995, 1996 and 1998, respectively.

Kemper International Growth And Income Fund

                                           For the period from December 31, 1997
                                                (commencement of operations)
                                                     to October 31, 1998
                                               CLASS A      CLASS B     CLASS C
--------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period            $9.50         9.50        9.50
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           .13          .04         .05
--------------------------------------------------------------------------------
  Net realized and unrealized gain                .20          .22         .21
--------------------------------------------------------------------------------
Total from investment operations                  .33          .26         .26
--------------------------------------------------------------------------------
Less distribution from net investment income      .10          .05         .05
--------------------------------------------------------------------------------
Net asset value, end of period                  $9.73         9.71        9.71
--------------------------------------------------------------------------------
Total return (not annualized)                   3.31%         2.64        2.65
--------------------------------------------------------------------------------
Ratios to average net assets (annualized)
Expenses absorbed by the fund                   1.81%         2.69        2.66
--------------------------------------------------------------------------------
Net investment income                           1.54%          .66         .69
--------------------------------------------------------------------------------
Other ratios to average net assets
(annualized)
Expenses                                       13.58%        15.21       15.18
--------------------------------------------------------------------------------
Net investment loss                          (10.23)%       (11.86)     (11.83)
--------------------------------------------------------------------------------
Supplemental data for all classes
Net assets at end of period                                         $4,270,979
--------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                       97%
--------------------------------------------------------------------------------

Note: Total return does not reflect the effect of any sales charges. Scudder Kemper Investments, Inc. has agreed to temporarily waive its management fee and absorb certain operating expenses of the fund. The Other Ratios to Average Net Assets are computed without this expense waiver or absorption.

Kemper Latin America Fund

                                           For the period from December 31, 1997
                                                (commencement of operations)
                                                     to October 31, 1998
                                               CLASS A      CLASS B     CLASS C
--------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period            $9.50         9.50        9.50
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           .06          .04         .04
--------------------------------------------------------------------------------
  Net realized and unrealized loss             (2.25)       (2.28)      (2.28)
--------------------------------------------------------------------------------
Total from investment operations               (2.19)       (2.24)      (2.24)
--------------------------------------------------------------------------------
Net asset value, end of period                  $7.31         7.26        7.26
--------------------------------------------------------------------------------
Total return (not annualized)                (23.05)%      (23.58)     (23.58)
--------------------------------------------------------------------------------
Ratios to average net assets (annualized)
Expenses absorbed by the fund                   2.21%         3.09        3.06
--------------------------------------------------------------------------------
Net investment income                           1.38%          .50         .53
--------------------------------------------------------------------------------
Other ratios to average net assets
(annualized)
Expenses                                       12.75%        14.38       14.34
--------------------------------------------------------------------------------
Net investment loss                           (9.16)%       (10.79)     (10.75)
--------------------------------------------------------------------------------
Supplemental data for all classes
Net assets at end of period                                         $1,460,498
--------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                       55%
--------------------------------------------------------------------------------

Note: Total return does not reflect the effect of any sales charges. Scudder Kemper Investments, Inc. has agreed to temporarily waive its management fee and absorb certain operating expenses of the Fund. The Other Ratios to Average Net Assets are computed without this expense waiver or absorption.

Additional information about each fund may be found in the Statement of Additional Information, the Shareholder Services Guide and in shareholder reports. Shareholder inquiries may be made by calling the toll-free telephone number listed below. The Statement of Additional Information contains more detailed information on fund investments and operations. The Shareholder
Services Guide contains more information about purchases and sales of fund shares. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the funds' performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other fund documents may be obtained without charge from the following sources:

--------------------------------------------------------------------------------
By Telephone     Call the Kemper Funds at: 1-800-621-1048
--------------------------------------------------------------------------------
By Mail          Kemper Distributors, Inc.
                 222 South Riverside Plaza
                 Chicago, IL 60606-5808

                 or

                 Public Reference Section,
                 Securities and Exchange Commission
                 Washington, D.C. 20549-6009

                 (a duplication fee is charged)
--------------------------------------------------------------------------------
In Person        Public Reference Room
                 Securities and Exchange Commission
                 Washington, D.C.

                 (Call 1-800-SEC-0330
                 for more information.)
--------------------------------------------------------------------------------
By Internet      http://www.sec.gov

                 http://www.kemper.com
--------------------------------------------------------------------------------

For each of the funds, the respective Statement of Additional Information dated March 1, 1999 is incorporated by reference into this prospectus (is legally a part of this prospectus).

Investment Company Act file numbers:

Growth Fund Of Spain                                  811-08395

Kemper Asian Growth Fund                              811-7731

Kemper Emerging Markets Growth Fund                   811-08395

Kemper Emerging Markets Income Fund                   811-08395



Kemper Global Blue Chip Fund                          811-08395

Global Discovery Fund                                 811-4670

Kemper Global Income Fund                             811-5829

Kemper International Fund                             811-3136

Kemper International Growth And Income Fund           811-08395

Kemper Latin America Fund                             811-08395